AS FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
ON 06/20/2013

FILE NOS: 811-08228
33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[56]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X ]
Amendment No.	[57]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN
(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Address of Principal Executive Office)

407-644-1986
(Registrant's Telephone Number, including Area Code:)

ARTHUR D. ALLY, 1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Name and Address of Agent for Service)

Please send copy of communications to:
DAVID D. JONES, ESQUIRE
422 Fleming Street, Suite 7
Key West, FL  33040

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date),pursuant to paragraph (a)(3)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on ___________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended September 30, 2012 was filed on December 11, 2012.

STATUTORY PROSPECTUS

June 20, 2013

TIMOTHY PLAN FAMILY OF FUNDS

THIS PROSPECTUS OFFERS CLASS I SHARES ONLY OF THE FOLLOWING FUNDS:

Fund Name	Ticker Symbol
Aggressive Growth	TIAGX
International	TPIIX
Large/Mid Cap Growth	TPLIX
Small Cap Value	TPVIX
Large/Mid Cap Value	TMVIX
Fixed Income	TPFIX
High Yield Bond	TPHIX
Israel Common Values	TICIX
Defensive Strategies	TPDIX
Emerging Markets	TIEMX
Strategic Growth	TISGX
Conservative Growth	TIICX

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner.  Accordingly, none of our Funds invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.  Securities issued by companies engaged in these prohibited activities are excluded from the Funds’ portfolios and are referred to throughout this Prospectus as "Excluded Securities".  Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Funds.  Timothy Partners, Ltd.  (“TPL”) is Investment Advisor to the Funds and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values.  Further, if a company whose securities are being held by one of our Funds is subsequently discovered to be engaged in a prohibited practice, that security will be sold as soon as is reasonably practicable.

Because none of our Funds will invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, each Fund’s pool of eligible investments may be limited to a certain degree.  Although TPL believes that the Funds can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund’s performance and ongoing expenses.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Section 1 | Fund Summaries
This section provides you with an overview of the Funds, including investment objectives, fees and expenses, and historical performance information.

Aggressive Growth Fund
International Fund
Large/Mid Cap Growth Fund
Small Cap Value Fund
Large/Mid Cap Value Fund
Fixed Income Fund
High Yield Bond Fund
Israel Common Values Fund
Defensive Strategies Fund
Emerging Markets Fund
Strategic Growth Fund
Conservative Growth Fund

Section 2 | Description of Our Funds
This section sets forth a general description of important information you should know about each of our Funds.

Traditional Funds
Asset Allocation Funds

Section 3 | Who Manages Your Money
This section gives you a detailed discussion of our Investment Advisor and Investment Managers.

The Investment Advisor
The Investment Managers

Section 4 | How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer
How to Buy Shares
How to Sell Shares

Section 5 | General Information
This section summarizes the Funds’ distribution policies and other general Fund information.

Dividends, Distributions and Taxes
Net Asset Value
Fair Value Pricing
Frequent Trading
Fund Service Providers
Privacy Policy
Customer Identification Program

Section 6 | Financial Highlights
This section provides the Funds’ financial performance for the past five fiscal periods.

Section 7 | For More Information
This section tells you how to obtain additional information relating to the Funds.

2 | Page

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Aggressive Growth Fund

CLASS I:  TIAGX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.85%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	1.02%
Acquired Funds Fees and Expenses	0.01%
Total Annual Fund Operating Expenses (1)	1.88%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$191	$591	$1,016	$2,201

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

•	This Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

Page | 3

•
The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.
Growth Risk |  The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

7.
Investing In Other Funds Risk |  The Fund invests in the securities of other investment companies.  To the extent that the Fund invests in other mutual fund, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund's return to be lower.

8.
High Portfolio Turnover Risk |  The Fund has a history of high (greater than 100%) portfolio turnover.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

2003	39.04%
2004	9.62%
2005	8.73%
2006	7.50%
2007	7.66%
2008	-45.27%
2009	30.46%
2010	27.89%
2011	2.91%
2012	12.40%

4  | Page

Best Quarter	Worst Quarter
Jun-03	Dec-08
20.22%	-28.84%

Average Annual Total Returns
(for periods ending on December 31, 2012)

Aggressive Growth	Class A(3)
	1 Year	5 Year	10 Year
Return before taxes	6.23%	(0.05)%	6.70%
Return after taxes on distributions (1)	6.23%	(0.07)%	6.30%
Return after taxes on distributions and sale of shares (1)	4.05%	(0.06)%	5.87%
Russell Mid Cap Growth Index (2) (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)
The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States.  The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)
the returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Chartwell Investment Partners serves as Investment Manager to the Fund.

Portfolio Managers

Edward Antoian, Managing Partner, Chief Investment Officer; and John Heffern, Managing Partner, Senior Portfolio Manager; of Chartwell, have served the Fund since January 1, 2008.  Peter M. Schofield, CFA, Principal and Senior Portfolio Manager, has been serving the Fund since 2010.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Page | 5

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

International Fund

CLASS I:  TPIIX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	1.00%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.57%
Fees and Expenses of Acquired Funds	0.02%
Total Annual Fund Operating Expenses (1)	1.59%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$162	$502	$866	$1,889

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

6  | Page

PRINCIPAL INVESTMENT STRATEGIES

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domicled in countries other than the United States) through the purchase of American Depository Receipts (ADRs), without regard to market capitalizations.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund invests its assets in the ADRs of companies which the Fund’s Investment Manager believes show a high probability for superior growth.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•	The Fund allocates investments across countries and regions at the Manager’s discretion.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Foreign Risk |  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  The Fund may invest in emerging markets.  Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

4.
Issuer-Specific Risk |  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk |  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Growth Risk |  The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Page | 7

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

2008	-45.38%
2009	33.88%
2010	7.23%
2011	-17.34%
2012	14.72%

Best Quarter	Worst Quarter
Jun-09	Dec-08
19.29%	-24.53%

Average Annual Total Returns
(for periods ending on December 31, 2012)

International	Class A(3)
	1 Year	5 Year	Since Inception
Return before taxes	8.36%	(6.85)%	(4.41)%
Return after taxes on distributions (1)	8.07%	(7.34)%	(4.87)%
Return after taxes on distributions and sale of shares (1)	5.44%	(5.97)%	(3.95)%
MSCI EAFE Index (2) (reflects no deduction for fees, expenses or taxes)	13.55%	(6.57)%	-5.70%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada.

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Eagle Global Advisors serves as Investment Manager to the Fund.

Portfolio Managers

Edward Allen III, Senior Partner; Thomas Hunt III, Senior Partner; Steven Russo, Team Member; and John Gualy, Partner, of Eagle, have served the Fund since May 1, 2007.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

8 | Page

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Large/Mid Cap Growth Fund

CLASS I:  TPLIX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.85%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.58%
Fees and Expenses of Acquired Funds	0.01%
Total Annual Fund Operating Expenses (1)	1.44%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Page | 9

PRINCIPAL INVESTMENT STRATEGIES

•
The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks.  Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion.  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth.  The Fund’s Investment Manager chooses these securities using a “bottom up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible,  the Fund may be riskier than other funds that invest in a broader array of securities.

4.
Growth Risk | The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

5.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.
Mid-Sized Company Investing Risk |  Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

7.
High Portfolio Turnover Risk |  The Fund has a history of high (greater than 100%) portfolio turnover.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

10 | Page

2003	20.04%
2004	8.43%
2005	3.44%
2006	4.77%
2007	5.09%
2008	-36.30%
2009	31.74%
2010	17.50%
2011	-0.95%
2012	14.66%

Best Quarter	Worst Quarter
Dec-01	Mar-01
16.48%	-23.99%

Average Annual Total Returns
(for periods ending on December 31, 2012)

Large/Mid Cap Growth	Class A(3)
	1 Year	5 Year	10 Year
Return before taxes	8.40%	1.14%	4.60%
Return after taxes on distributions (1)	6.78%	0.69%	4.19%
Return after taxes on distributions and sale of shares (1)	6.07%	0.83%	3.90%
Russell 1000 Growth Index (2) (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States.  The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Chartwell Investment Partners serves as Investment Manager to the Fund.

Portfolio Managers

Edward Antoian, Managing Partner, Chief Investment Officer; and John Heffern, Managing Partner, Senior Portfolio Manager; of Chartwell, have served the Fund since January 1, 2008.  Peter M. Schofield, CFA, Principal and Senior Portfolio Manager, has been serving the Fund since 2010.

Page | 11

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Small Cap Value Fund

CLASS I:  TPVIX

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.85%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.49%
Fees and Expenses of Acquired Funds	0.01%
Total Annual Fund Operating Expenses (1)	1.35%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$428	$739	$1,624

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

12 | Page

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

•
The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. Small Cap stocks.  Small Cap stocks refer to the common stock of smaller companies -- companies whose total market capitalization is less than $2 billion.  This Fund invests using a value investing style.  Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors.  Analyzing companies in this manner is known as a “bottom up” approach to investing.   Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs).  ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

4.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

5.
Foreign Risk |  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Value Investing Risk |  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Page | 13

Year-by-year Annual Total Returns for Class A Shares
(for calendar years ending on December 31)

2003	38.81%
2004	11.60%
2005	-1.01%
2006	19.69%
2007	2.87%
2008	-32.50%
2009	20.05%
2010	24.20%
2011	-2.72%
2012	17.09%

Best Quarter	Worst Quarter
Jun-03	Dec-08
20.35%	-26.99%

Average Annual Total Returns
(for periods ending on December 31, 2012)

Small Cap Value	Class A
	1 Year	5 Year	10 Year
Return before taxes	10.65%	1.62%	7.42%
Return after taxes on distributions (1)	10.59%	1.55%	6.35%
Return after taxes on distributions and sale of shares (1)	6.92%	1.33%	6.09%
Russell 2000 Index (2) (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States.  The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Westwood Management Corp.  serves as Investment Manager to the Fund.

Portfolio Managers

Lisa Dong, CFA; has served the Fund since 2008.  William Costello, CFA, Graham Wong, CFA, and Matthew Lockridge, CFA have served the Fund since 2010.

14 | Page

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Large/Mid Cap Value Fund

CLASS I:  TMVIX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.85%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.47%
Fees and Expenses of Acquired Funds	0.01%
Total Annual Fund Operating Expenses (1)	1.33%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Page | 15

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

•
The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks.  The Fund will normally invest at least 80% of the Fund’s total assets in companies whose total market capitalization exceeds $2 billion.  This Fund invests using a value investing style.  Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors.  Analyzing companies in this manner is known as a “bottom up” approach to investing.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.
Mid-Sized Company Investing Risk |  Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.
Value Investing Risk |  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

16 | Page

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

2003	27.99%
2004	8.75%
2005	19.42%
2006	18.41%
2007	17.02%
2008	-40.05%
2009	22.19%
2010	20.22%
2011	0.76%
2012	13.19%

Best Quarter	Worst Quarter
Jun-03	Dec-08
17.72%	-23.81%

Average Annual Total Returns
(for periods ending on December 31, 2012)

Large/Mid Cap Value	Class A(3)
	1 Year	5 Year	10 Year
Return before taxes	6.94%	(1.04)%	8.13%
Return after taxes on distributions (1)	6.82%	(1.23)%	7.44%
Return after taxes on distributions and sale of shares (1)	4.51%	(1.00)%	6.95%
S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Westwood Management Corp. serves as Investment Manager to the Fund.

Portfolio Managers

Jay K. Singhania, CFA; and Mark Freeman, CFA;  have served the Fund since 2005.   Scott Lawson; Todd Williams, CFA; and Lisa Dong, CFA have served the Fund since 2008; Matthew R. Lockridge has served the Fund since 2013.

Page | 17

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Fixed Income Fund

CLASS I:  TPFIX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.60%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.46%
Fees and Expenses of Acquired Funds	0.01%
Total Annual Operating Expenses (1)	1.07%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

18 | Page

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

•
To achieve its goal, the Fund normally invests at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities.  The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency.  The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities.

•
In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy.  The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target.  In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.  Currently, interest rates are at historical lows.  A change in the eceonimc environment that causes interest rates to rise back to more histrically “normal” levels could have a pronounced negative effect on the Fund.

3.
Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  For this reason, the Fund will only invest in investment-grade bonds.  The degree of risk for a particular security may not be reflected in its credit rating.  Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

5.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

2003	5.70%
2004	3.44%
2005	1.11%
2006	3.11%
2007	5.19%
2008	-0.05%
2009	8.65%
2010	5.46%
2011	7.11%
2012	2.56%

Page | 19

Best Quarter	Worst Quarter
Sep-02	Jun-04
5.98%	-3.55%

Average Annual Total Returns
(for periods ending on December 31, 2012)

Fixed Income	Class A(3)
	1 Year	5 Year	10 Year
Return before taxes	(2.08)%	3.74%	3.72%
Return after taxes on distributions (1)	-2.69%	2.67%	2.47%
Return after taxes on distributions and sale of shares (1)	(1.35)%	2.56%	2.44%
Barclays Capital U.S. Aggregate Bond Index (2) (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) is a benchmark index composed of US  Securities in Treasury, Government-Related, Corporate, and Securitized sectors.  It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.  The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Barrow, Hanley, Mewhinney and Strauss serves as Investment Manager to the Fund.

Portfolio Managers

John Williams, CFA; Mark Luchsinger, CFA; David Hardin; Scott McDonald, CFA; Debbie Petruzzelli, of BHMS, have served the Fund since July 1, 2004.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

20 | Page

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

High Yield Bond Fund

CLASS I:  TPHIX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to generate a high level of current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.60%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.54%
Fees and Expenses of Acquired Funds	0.01%
Total Annual Fund Operating Expenses (1)	1.15%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Page | 21

PRINCIPAL INVESTMENT STRATEGIES

•
To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities.  These include corporate bonds, convertible securities and preferred securities.  The Investment Manager will generally purchase securities for the Fund that are not investment grade (“junk” bonds), meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency.  The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities.

•
In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy.  The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target.  In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
High Yield Security Risk |  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organization (NRSRO) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.  The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.  In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities.  The market for high yield securities may be less liquid than the market for higher-rated securities.  This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

3.
Interest Rate Risk |  When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.
Credit Risk |  High Yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities.  The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk.  Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s (“junk” bonds) or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

5.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

6.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who want a high level of current income and are willing to accept a significant degree of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

2008	-29.55%
2009	53.17%
2010	11.67%
2011	4.03%
2012	12.62%

22 | Page

Best Quarter	Worst Quarter
Jun-09	Dec-08
27.25%	-21.55%

Average Annual Total Returns
(for periods ending on December 31, 2012)
High Yield Bond	Class A(3)
	1 Year	5 Year	Since Inception
Return before taxes	7.49%	6.13%	5.22%
Return after taxes on distributions (1)	5.44%	3.68%	2.83%
Return after taxes on distributions and sale of shares (1)	4.82%	3.71%	2.96%
Barclays Capital U.S. Corporate High-Yield Bond Index (2) (reflects no deduction for fees, expenses or taxes)	15.13%	9.53%	6.12%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues.  It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, BB+ or lower by S&P, below investment grade by Fitch Investor’s Service or if unrated, previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Barrow, Hanley, Mewhinney and Strauss serves as Investment Manager to the Fund.

Portfolio Manager

John Williams, CFA; Mark Luchsinger, CFA; David Hardin; Scott McDonald, CFA; Debbie Petruzzelli, of BHMS, have served the Fund since May 1, 2007.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

Page | 23

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Israel Common Values Fund

CLASS I:  TICIX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	1.00%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	1.57%
Acquired Funds Fees and Expenses	0.04%
Total Annual Fund Operating Expenses (1)	2.61%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$264	$811	$1,385	$2,944

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

24 | Page

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Issuer-Specific Risk |  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

4.
Country-Specific Risk |  The Fund invests in Israeli securities, and Israel is subject to unique political and economic risks.  As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market.  This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries.  Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

5.
Currency Risk |  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Growth Risk |  The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(4)
(for calendar years ending on December 31)

2012	9.82%

Best Quarter	Worst Quarter
Mar-12	Jun-12
10.12%	-9.83%

Page | 25

Average Annual Total Returns
(for periods ending on December 31, 2012)
Israel Common Values	Class A(4)
	1 Year	5 Year	Since Inception(3)
Return before taxes	3.73%	N/A	2.09%
Return after taxes on distributions (1)	3.73%	N/A	2.09%
Return after taxes on distributions and sale of shares (1)	2.42%	N/A	1.78%
Israel TA 100 Index (2) (reflects no deduction for fees, expenses or taxes)	7.21%	N/A	5.62%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)	Israel TA 100 Index is an unmanaged index that measures the performance of 100 Israeli issues.

(3)	September 30, 2011.

(4)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Eagle Global Advisors serves as the Investment Manager to the Fund.

Portfolio Managers

Edward Allen, Senior Partner; Thomas Hunt, Senior Partner; Steven Russo, Team Member; and John Gualy, Partner, of Eagle, have served the Fund since its inception on October 12, 2011.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Defensive Strategies Fund

CLASS I:  TPDIX

26 | Page

INVESTMENT OBJECTIVE

The investment objective of this Fund is the protection of principal.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.60%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.49%
Fees and Expenses of Acquired Funds	0.13%
Total Annual Fund Operating Expenses (1)	1.22%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 247% of the average value of its portfolio.  This portfolio turnover rate was significantly higher than in previous periods due to a fudamental shift in the Adviser's outlook for the markets and subsequent adjustment of the Fund's portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment Sectors set forth below:

•
Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

•
Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets.  Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.

•	Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).

•	Cash and cash equivalents.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Page | 27

•
Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.  To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such, the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

The Fund's Adviser determines how to invest the Fund's assets, and the percentages of each investment sleeve to hold in the portfolio, based on fundamental research and with the constant gopal of protection of principal through aggressive, proactive reactions to prevailing economic conditions.

PRINCIPAL RISKS

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.
Commodities-based Exchange Traded Funds Risk | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.  Also, ETF's have expenses associated with them, which are indirectly borne by the Fund.  These expenses may cause the Fund's return to be lower.

4.
Treasury-Inflation Protection Securities Risk | TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

5.
Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.
Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. The degree of risk for a particular security may be reflected in its credit rating.  Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.
Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance during its first full year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(4)
(for calendar years ending on December 31)

2010	12.94%
2011	8.91%
2012	4.65%

28 | Page

Best Quarter	Worst Quarter
Dec.-11	Sep.-11
8.42%	-4.57%

Average Annual Total Returns
(for periods ending on December 31, 2012)
Defensive Strategies Fund	Class A(4)
	1 Year	5 Year	Since Inception(3)
Return before taxes	(1.14)%	N/A	7.60%
Return after taxes on distributions (1)	(1.17)%	N/A	6.60%
Return after taxes on distributions and sale of shares (1)	(0.71)%	N/A	6.04%
DJ Moderately Conservative US Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	11.92%	N/A	11.31%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months.  It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.

(3)	The Fund commenced investment operations on November 4, 2009.

(4)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisors

Barrow, Hanley, Mewhinney and Strauss serves as Investment Manager of the Debt Instrument Sector of the Fund.
Delaware Management Company serves as Investment Manager of the REITs portion of the Fund.
CoreCommodity Management, LLC serves as Investment Manager of the Commodity portion of the Fund.

Portfolio Managers

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since November 1, 2009.
John Williams, of Barrow Hanley, Mewhinney and Strauss, has served the Fund since November 1, 2009, and manages the Debt Instrument Sector of the Fund.
Babak Zenouzi and Damon Andres, of Delaware Management Company, have served the Fund since August 6, 2010, and manage the REIT portion of the Fund.
Adam C. De Chiara, of CoreCommodity Management, has served the Fund since September 27, 2011, and manages the Commodity portion of the Fund.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

Page | 29

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Emerging Markets Fund

CLASS I:  TIEMX

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	1.20%
Distribution/Service (12b-1 Fees)	0.00%
Other Expenses	0.49%
Fees and Expenses of Acquired Funds	0.01%
Total Annual Operating Expense (1)	1.70%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$173	$536

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the fund’s performance. The Fund is new and has not yet had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in equity securities of companies that are either located in emerging markets or that have at least more than 50% of their assets or revenue derived from emerging markets. These companies may have market capitalizations of any size. Equity securities include common and preferred stocks, American Depository receipts (ADRs), warrants and rights. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Investment Manager considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Investment Manager, is generally considered to be an emerging market country by the international financial community.

30 | Page

•
The Fund uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Investment Manager assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Investment Manager’s estimates of their share of the company’s intrinsic business value, the Investment Manager seeks to establish an opportunity for long-term capital appreciation. The Investment Manager may sell a security when its price reaches a target set by the Investment Manager, if the Investment Manager believes that other investments are more attractive, or for other reasons.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Value Risk This Fund invests in companies after assessing their value potential. Securities of value companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s value potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as whole and other types of securities.

Who Should Buy This Fund | This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

This Section illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

This is a new Fund without an operating history.  Accordingly, performance information is not available at this time.

Page | 31

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Brandes Investment Partners, LP serves as the Investment Manager to the Fund.

Portfolio Managers

Douglas Edman, Director, Investments; Christopher Garrett, Institutional Portfolio Manager; Louis Lau, Senior Analyst; Gregory Ripped, Senior Analyst; and Gerardo Zamorano, Director, Investments.  Each portfolio manager has served the Fund since its inception on December 3, 2012.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Strategic Growth Fund

CLASS I:  TISGX

The investment objective of the Fund is to generate medium to high levels of long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.65%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.50%
Fees and Expenses of Acquired Funds	1.67%
Total Annual Fund Operating Expenses (1)	2.82%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

32 | Page

1 Year	3 Years	5 Years	10 Years
$285	$874	$1,489	$3,147

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Israel Common Values Fund	5 - 10%
Emerging Markets Fund	5 - 10%
Defensive Strategies Fund	5 - 15%

Timothy Partners, Ltd.  (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market.  On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund.  The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in the Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

•
Stock Market Risk: The Fund is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

•
Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•
Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•
Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Page | 33

•
Growth Risk: The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

•
Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

•
Foreign Risk:  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

•
High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.  The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.  In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities.  The market for high yield securities may be less liquid than the market for higher-rated securities.  This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

•
Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk.  When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•
Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk.  The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.

•
Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•
Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs, the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.

•
Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•
Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

•
Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market.  This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries.  Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Emerging Market Risk: The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

34 | Page

•	Duplication of Expenses: Since this Fund invests in other Timothy Plan Funds, it will indirectly bear its proportionate share of the expenses associated with each of those Funds.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

2003	27.96%
2004	8.09%
2005	6.25%
2006	10.41%
2007	10.45%
2008	-39.82%
2009	28.40%
2010	14.54%
2011	-4.20%
2012	10.60%

Best Quarter	Worst Quarter
Jun-09	Dec-08
16.44%	-24.40%

Average Annual Total Returns
(for periods ending on December 31, 2012)
Strategic Growth	Class A(3)
	1 Year	5 Year	10 Year
Return before taxes	4.49%	(2.39)%	4.73%
Return after taxes on distributions (1)	4.27%	(2.86)%	4.12%
Return after taxes on distributions and sale of shares (1)	2.92%	(2.23)%	3.99%
DJ Global Moderately Aggressive Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	13.96%	2.58%	9.19%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
DJ Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk.  The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Page | 35

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000.

PURCHASE AND SALE OF FUND SHARES
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Conservative Growth Fund

CLASS I:  TIICX

INVESTMENT OBJECTIVE

The investment objective of the Fund is to generate moderate levels of long-term capital growth.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.65%
Distribution/Service(12b-1 Fees)	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.46%
Fees and Expenses of Acquired Funds	1.47%
Total Annual Fund Operating Expenses (1)	2.58%

36 | Page

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$261	$802	$1,370	$2,915

Your costs for this share class would be the same if you did not redeem all your shares at the end of each period.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Israel Common Values Fund	0 - 5%
Emerging Markets Fund	0 - 5%
Defensive Strategies Fund	10 - 30%

Timothy Partners, Ltd.  (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market.   On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund.  The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS

1.
General Risk |  As with most other mutual funds, you can lose money by investing in the Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

•
Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

•
Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

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•
Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•
Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•
Growth Risk: The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

•
Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

•
Foreign Risk:  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

•
High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.  The capacity of issuers of high yield securities to  pay interest and repay principal is more likely to weaken than is that of issuers of higher-  rated securities in times of deteriorating economic conditions or rising interest rates.  In addition, high yield securities may be more susceptible to real or perceived adverse  economic conditions than higher-rated securities.  The market for high yield securities may be less liquid than the market for higher-rated  securities.  This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

•
Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk.  When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•
Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk.  The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.

•
Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•
Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs, the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.

•
Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

38 | Page

•
Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

•
Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market.  This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries.  Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

•	Duplication of Expenses: Since this Fund invests in other Timothy Plan Funds, it will indirectly bear its proportionate share of the expenses associated with each of those Funds.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares(3)
(for calendar years ending on December 31)

2003	20.22%
2004	6.41%
2005	5.56%
2006	9.86%
2007	8.85%
2008	-28.88%
2009	22.23%
2010	11.57%
2011	1.21%
2012	7.04%

Best Quarter	Worst Quarter
Jun-09	Dec-08
12.63%	-17.02%

Average Annual Total Returns
(for periods ending on December 31, 2012)
Conservative Growth	Class A(3)
	1 Year	5 Year	10 Year
Return before taxes	1.20%	(0.14)%	4.83%
Return after taxes on distributions (1)	0.95%	(0.64)%	4.14%
Return after taxes on distributions and sale of shares (1)	0.78%	(0.38)%	3.97%
Dow Jones Global Moderate Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	11.24%	3.44%	8.25%

Page | 39

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(2)
The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk.  The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

(3)
The returns noted above are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  Class I shares are only availble to fee based investment adviaors for the benefit of their clients, institutional investors, and certain investment platforms.  The minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

Section 2 | Description of Our Funds

Traditional Funds

AGGRESSIVE GROWTH FUND

The investment objective of this Fund is to provide you with long-term growth of capital.  The Fund attempts to achieve its investment objective by:

•	Normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

40 | Page

The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.
Growth Risk |  The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' Statemet of Additonal Information, dated May __, 2013 (the “SAI”).

INTERNATIONAL FUND

The investment objective of this Fund is to provide you with long-term growth of capital.  The Fund attempts to achieve it investment objective by:

•	Normally investing at least 80% of the Fund’s total assets in the securities of foreign companies through the purchase of American Depository Receipts (ADRs), without regard to market capitalizations.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund invests its assets in the ADRs of companies which the Fund’s Investment Manager believes show a high probability for superior growth.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•	The Fund allocates investments across countries and regions at the Manager’s discretion.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

Page | 41

3.
Foreign Risk |  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  The Fund may invest in emerging markets.  Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

4.
Issuer-Specific Risk |  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk |  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Growth Risk |  The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

LARGE/MID CAP GROWTH FUND

The investment objective of this Fund is to provide you with long-term growth of capital.  The Fund seeks to achieve its investment objective by:

•
Primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks.  Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion.  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth.  The Fund’s Investment Manager chooses these securities using a “bottom up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

42 | Page

3.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible,  the Fund may be riskier than other funds that invest in a broader array of securities.

4.
Growth Risk | The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

5.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.
Mid-Sized Company Investing Risk |  Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

SMALL CAP VALUE FUND

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.  The Fund seeks to achieve its investment objective by:

•
Primarily investing at least 80% of the Fund’s total assets in U.S. Small Cap stocks.  Small Cap stocks refer to the common stock of smaller companies -- companies whose total market capitalization is less than $2 billion.  This Fund invests using a value investing style.  Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors.  Analyzing companies in this manner is known as a “bottom up” approach to investing.   Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (“ADRs”).  ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

4.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

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5.
Foreign Risk |  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.  There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Value Investing Risk |  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

LARGE/MID CAP VALUE FUND

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.  The Fund seeks to achieve its investment objective by:

•
Primarily investing in U.S. common stocks.  The Fund will normally invest at least 80% of the Fund’s total assets in companies whose total market capitalization exceeds $2 billion.  This Fund invests using a value investing style.  Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors.  Analyzing companies in this manner is known as a “bottom up” approach to investing.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.
Mid-Sized Company Investing Risk |  Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.
Value Investing Risk |  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

44 | Page

FIXED INCOME FUND

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.  The Fund attempts to achieve its investment objective by:

•
Normally investing in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities.  The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency.  The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities.  The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities.  This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•
In managing its portfolio, the Fund’ s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy.  The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target.  In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.
Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  For this reason, the Fund will only invest in investment-grade bonds.  The degree of risk for a particular security may not be reflected in its credit rating.  Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

5.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

HIGH YIELD BOND FUND

The investment objective of this Fund is to generate a high level of current income.  The Fund attempts to achieve its investment objective by:

•
Normally investing at least 80% of its total assets in a diversified portfolio of high yield fixed income securities.  These include corporate bonds, convertible securities and preferred securities.  The Investment Manager will generally purchase securities for the Fund that are not investment grade (“junk” bonds), meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency.  The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities.  The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities.  This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•
In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy.  The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target.  In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

Page | 45

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
High Yield Security Risk |  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.  The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.  In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities.  The market for high yield securities may be less liquid than the market for higher-rated securities.  This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

3.
Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.
Credit Risk | High Yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities.  The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk.  Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s (“junk” bonds) or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

5.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

6.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a significant degree of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

ISRAEL COMMON VALUES FUND

The investment objective of this Fund is to provide you with long‐term growth of capital.  The Fund seeks to achieve its investment objective by:

•
Normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

•
This Fund invests using a growth investing style.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•
The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth.  Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk |  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

3.
Israel Risk |  The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market.  This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries.  Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

46 | Page

4.
Issuer-Specific Risk |  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Country-Specific Risk |  The Fund invests only in Israeli securities, and Israel is subject to unique political and economic risks.  As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

6.
Currency Risk |  Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

7.
Larger Company Investing Risk |  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

8.
Smaller Company Investing Risk |  Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

9.
Excluded Security Risk |  Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

10.
Growth Risk |  The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

DEFENSIVE STRATEGIES FUND

The Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions.  The Fund attempts to achieve its investment objective by investing varying percentages of the Fund’s total assets in the investment Sectors set forth below:

•
Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

•
Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets.  Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.

•	Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).

•	Cash and cash equivalents.

•
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions.  When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

•
The Fund will not invest in Excluded Securities.  Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

•
Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.  To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such, the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

The Fund is subject to the following Principal Risks:

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Page | 47

3.
Commodities-based Exchange Traded Funds Risk | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.

4.
Treasury-Inflation Protection Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

5.
Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.
Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  For this reason, the Fund will only invest in investment-grade bonds.  The degree of risk for a particular security may be reflected in its credit rating.  Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.	Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.
Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

EMERGING MARKETS FUND

The investment objective of this Fund is to provide you with long‐term growth of capital.  The Fund seeks to achieve its investment objective by:

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in equity securities of companies that are either located in emerging markets or that have at least more than 50% of their assets or revenue derived from emerging markets. These companies may have market capitalizations of any size. Equity securities include common and preferred stocks, American Depository receipts (ADRs), warrants and rights. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Investment Manager considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Investment Manager, is generally considered to be an emerging market country by the international financial community.

•
The Fund uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Investment Manager assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Investment Manager’s estimates of their share of the company’s intrinsic business value, the Investment Manager seeks to establish an opportunity for long-term capital appreciation. The Investment Manager may sell a security when its price reaches a target set by the Investment Manager, if the Investment Manager believes that other investments are more attractive, or for other reasons.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

The Fund is subject to the following investment risks:

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

48 | Page

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Value Risk This Fund invests in companies after assessing their value potential. Securities of value companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s value potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as whole and other types of securities.

Who Should Buy This Fund | This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

Asset Allocation Funds

STRATEGIC GROWTH FUND

The Fund’s investment objective is to generate medium to high levels of long-term capital growth.  The Fund attempts to achieve its investment strategy by normally investing at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Israel Common Values Fund	5 - 10%
Emerging Markets Fund	5 -10%
Defensive Strategies Fund	5 - 15%

Timothy Partners, Ltd.  (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market.  On each day that the  Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund.  The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in the Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

Page | 49

•
Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

•
Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•
Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•
Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•
Growth Risk: The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

•
Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

•
Foreign Risk:  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

•
High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.  The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.  In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities.  The market for high yield securities may be less liquid than the market for higher-rated securities.  This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

•
Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk.  When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•
Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk.  The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.

•
Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•
Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs, the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.

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•
Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•
Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

•
Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market.  This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries.  Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Emerging Market Risk: The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

CONSERVATIVE GROWTH FUND

The Fund’s investment objective is to generate moderate levels of long-term capital growth.  The Fund attempts to achieve its investment objective by normally investing at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Israel Common Values Fund	0 - 5%
Emerging Markets Fund	0 - 5%
Defensive Strategies Fund	10 - 30%

Timothy Partners, Ltd.  (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market.   On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund.  The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

The Fund is subject to the following Principal Risks:

1.
General Risk |  As with most other mutual funds, you can lose money by investing in the Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

•
Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general.  The stock market is cyclical, with prices generally rising and falling over periods of time.  Some of these price cycles can be pronounced and last for a long time.

•
Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies.  Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

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•
Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies.  Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•
Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•
Growth Risk: The Fund often invests in companies after assessing their growth potential.  Securities of growth companies may be more volatile than other stocks.  If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return.  In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

•
Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.  It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

•
Foreign Risk:  The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

•
High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.  The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.  In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities.  The market for high yield securities may be less liquid than the market for higher-rated securities.  This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

•
Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk.  When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•
Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk.  The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.

•
Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both.  As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned.  Also, as interest rates increase, the values of existing mortgages fall.  The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks.  The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•
Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk.  By investing in Commodity ETFs, the Fund assumes portions of that risk.  ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.  It is possible the Fund’s entire ETF investment could be lost.

•
Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees.  Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•
Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

52 | Page

•
Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market.  This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries.  Israeli issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

•
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

Who Should Buy This Fund |  The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

Section 3 | Who Manages Your Money

To help you understand how the Funds’ assets are managed, this section includes a detailed discussion of the Funds’ Investment Advisor and each Investment Manager.  For a more complete discussion of these matters, please consult the Statement of Additional Information, which is available by calling (800) 846-7526 or by visiting Timothy Plan’s website at www.timothyplan.com.

The Investment Advisor

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd.  (“TPL”), 1055 Maitland Center Commons Boulevard,, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor.  TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust.  TPL approves the portfolio of securities selected by the Investment Managers.  To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues.  TPL retains the right to change the sources from whom it acquires its information, at its discretion.  TPL has been the advisor to the Funds since their inceptions.

COVENANT FUNDS, INC.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL.   Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI.   Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.  Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for a Fund.  Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 1.20% on the Emerging Markets Fund, 0.60% on the Defensive Strategies Fund and 0.65% on both the Strategic Growth Fund and the Conservative Growth Fund.

TPL, with the Trust’s consent, has engaged the services of the Investment Managers described below to provide day-to-day investment advisory services to certain of the Funds.  TPL pays all fees charged by the Investment Managers for such services.

A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Advisor to the Trust, and each Investment Manager as manager of the Funds in 2012, is available in the Funds’ audited annual report dated September 30, 2012.

The Investment Managers

CHARTWELL INVESTMENT PARTNERS

Chartwell Investment Partners (“Chartwell”), 1235 Westlakes Drive, Suite 400, Berwyn, PA  19312, serves as Investment Manager to the Aggressive Growth Fund and the Large/Mid Cap Growth Fund.  Chartwell is an employee-owned investment firm that was organized by nine founding partners in 1997, headed by Timothy J. Riddle serving as CEO, who has continuously served in that position.

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The Large/Mid Cap Growth Fund and Aggressive Growth Fund is team managed by Edward N. Antoian, John A. Heffern, and Peter M. Schofield each of whom participate in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  Each has authority to direct trading activity in the Fund.

Mr. Edward N. Antoian is a Managing Partner and Chief Investment Officer for the Fund and has been in the investments arena since 1984.

Mr. John A. Heffern has been in portfolio management positions since 1997, most recently with Chartwell since 2005.

Mr. Peter M. Schofield, CFA, is a Principal and Senior Portfolio Manager to the Fund and has been in the investment arena since 1996.

As of December 31, 2012, Chartwell had $5.238 billion in assets under management.

EAGLE GLOBAL ADVISORS

Eagle Global Advisors (“Eagle”), 5847 San Filipe, Suite 930, Houston, TX 77057 is the Investment Manager for the International Fund and the Israel Common Values Fund.  Eagle was founded in 1996 and is owned by its employees.  The senior members discussed below have worked together since 1992.  Eagle has provided investment management services and advice in the international sector since its founding.

The International Fund is team managed, with each member of the team assuming responsibility for a geographic area of the globe, and specific market sectors within that geographic area.  The senior and founding partners of the firm sit on the team responsible for the Fund’s management.

 Mr. Edward Allen, III, PhD., a senior partner, is the chairman of the International Equity Committee, with a primary focus on the Asian community.  He earned his undergraduate degree at Princeton, and a PhD in economics at the University of Chicago.   Mr. Allen has been with Eagle since 1996.

Mr. Thomas Hunt, III, CPA, a senior partner, sits on the International Equity Committee and focuses on the European markets, with an emphasis on health care, consumer non-durables and technology.  Mr. Allen is a graduate of the University of Texas and the Harvard Business School where he earned his MBA.   Mr. Hunt, III, has been with Eagle since 1996.

Mr. Steven Russo, a graduate of the University of Texas and a recipient of an MBA from Rice University, is a senior partner at Eagle.  Mr. Russo sits on the International Equity Committee where his geographic focus is the European markets with emphasis on consumer services, capital goods, and transportation.   Mr. Russo has been with Eagle since 1996.

Mr. John Gualy is a partner and member of the International Equity Committee.  Mr. Gualy’s research responsibilities are the emerging markets, focusing on telecommunications, utilities and energy.  He graduated from the University of Texas (Austin) and received an MBA from Rice University.  Mr. Gualy has been with Eagle since 1996.

The Israel Common Values Fund is team managed, with each member of the team assuming responsibility for a specific market sector.  The senior and founding partners of the firm sit on the team responsible for the Fund’s management.

Mr. Edward Allen, III, PhD., a senior partner, is the chairman of the International Equity Committee, with a primary focus on the Asian community.  He earned his undergraduate degree at Princeton, and a PhD in economics at the University of Chicago.   Mr. Allen has been with Eagle since 1996.

Mr. Thomas Hunt, III, CPA, a senior partner, sits on the International Equity Committee and focuses on the European markets, with an emphasis on health care, consumer non-durables and technology.  Mr. Allen is a graduate of the University of Texas and the Harvard Business School where he earned his MBA.   Mr. Hunt, III, has been with Eagle since 1996.

Mr. Steven Russo, a graduate of the University of Texas and a recipient of an MBA from Rice University, is a senior partner at Eagle.  Mr. Russo sits on the International Equity Committee where his geographic focus is the European markets with emphasis on consumer services, capital goods, and transportation.   Mr. Russo has been with Eagle since 1996.

Mr. John Gualy is a partner and member of the International Equity Committee.  Mr. Gualy’s research responsibilities are the emerging markets, focusing on telecommunications, utilities and energy.  He graduated from the University of Texas (Austin) and received an MBA from Rice University.  Mr. Gualy has been with Eagle since 1996.

Mr. Russo, Mr. Allen, Mr. Gualy and Mr. Hunt all sat on the team responsible for the development of the Eagle security ranking model.

As of December 31, 2012, Eagle had $2.9 billion in assets under management.

WESTWOOD MANAGEMENT CORP.

Westwood Management Corp.  (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, TX 75201, is responsible for the day-to-day activities of the Large/Mid Cap Value and Small Cap Value Funds’ assets.  Westwood Holdings Group, Inc., a public company listed on the New York Stock Exchange (“WHG”), is the parent company of Westwood.  Susan Byrne founded Westwood and currently serves as the firm’s Chief Investment Officer.  Ms. Byrne also serves as Chairman of the Board of Directors of WHG.

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The Large/Mid Cap Value Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Fund’s portfolio.  Team members include Mr. Mark Freeman, Mr. Scott Lawson, Mr. David Spika, Mr. Jay Singhania, Ms. Lisa Dong, Mr. Todd Williams, and Mr. Matthew R. Lockridge.

Mr. Mark Freeman, CFA, has served Westwood as Senior Vice President, Portfolio Manager since 2006. Prior to this appointment, he served as Vice President, Portfolio Manager from 2000 through 2006.

Mr. Scott D. Lawson has served Westwood as a Vice President and Senior Research Analyst since 2003. His career with Westwood began in 2000.

Mr. Jay K. Singhania, CFA, has served Westwood as Vice President and Research Analyst since July 2004, after serving as an Assistant Vice President since joining the firm in March 2001.

Ms. Lisa Dong, CFA, has served as Vice President and Research Group Head for Westwood since 2008.  Prior to this appointment, she served as Vice President and Research Analyst for Westwood from 2005 through 2008, as Assistant Vice President and Research Analyst from 2001 to 2005, and as Assistant Research Analyst from 2000 to 2001.

Mr. Todd L. Williams, CFA, has served as Vice President and Research Analyst for Westwood since July 2005, as assistant vice president from 2003 to 2005, and research analyst from 2002 to 2003.

Mr. Matthew R. Lockridge has served as Vice President and Research Analyst since joining Westwood in May 2010, and has served on the portfolio team for the Small Cap Value Fund since December 2010.

The Small Cap Value Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Small Cap Value Fund’s portfolio.  In addition to Ms. Lisa Dong and Mr. Matthew R. Lockridge listed above, other team members include Mr. William Costello, and Mr. Gregory Wong.

Mr. William E. Costello, CFA, has served as Senior Vice President and Research Analyst since joining the Advisor in July, 2010, and began serving the Small Cap Value Fund in December, 2010.

Mr. Graham Wong, CFA, has served Westwood as Vice President, Research Analyst since December 2010, as Assistant Vice President from 2006 to 2010, and as Assistant Research Analyst when he joined Westwood in 2002.  He has served on the portfolio team for the Small Cap Value Fund since December 2010.

As of December 31, 2012, Westwood managed approximately $13.1 billion in client assets.

DELAWARE MANAGEMENT COMPANY

Delaware Management Company (“Delaware”), 2005 Market Street, Philadelphia, PA 19103, serves as investment advisor to the REIT sleeve of the Defensive Strategies Fund.  The company was founded in 1929, and became a member of the Macquarie Group in 2010.  The Macquarie Group is an Australian bank holding company, Macquarie Group Limited.

The Defensive Strategies Fund REIT sleeve is managed by two team members who are responsible for the day-to-day recommendations regarding the investment of the Sleeve’s assets.

Babak “Bob” Zenouzi joined Delaware in 2006 as senior portfolio manager and head of real estate securities.

Damon J. Andres, CFA, joined Delaware Investments in 1994 as an analyst and currently serves as a portfolio manager for REIT investments and convertibles.

As of December 31, 2012, Delaware managed approximately $179.8 billion in client assets.

CORECOMMODITY MANAGEMENT, LLC

CoreCommodity Management, LLC, formerly Jefferies Asset Management, LLC (“CORE”), One Station Place, Three North, Stamford, CT 06902, serves as investment advisor to the Commodities sleeve of the Defensive Strategies Fund.  The company was founded in 2003, and is a wholly owned subsidiary of Jefferies Group, Inc.  (NYSE: JEF).  In April 2009, CORE’s Commodity Division began live trading of third party assets in its Jefferies Commodity Programs.

The Defensive Strategies Fund commodities sleeve is managed by:

Adam De Chiara co-founded the commodities group at Jefferies in 2003, and is responsible for all investment decisions for the commodities sleeve.

As of December 31, 2012, CORE managed approximately $5 billion in client assets.

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BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

Barrow, Hanley, Mewhinney and Strauss (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, TX  75201, serves as Investment Manager to the Fixed Income and High Yield Bond Funds.  BHMS also serves as TIPS advisor to the Defensive Strategies Fund.  BHMS was founded in 1979 as a registered investment advisor, and has provided investment advisory services to institutional and individual investors since that time.  BHMS is a wholly owned subsidiary of Old Mutual Asset Managers, LLC, a subsidiary of Old Mutual plc, an international financial services group located in London, England.

The Fixed Income Fund and High Yield Bond Fund utilize a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of these Funds’ portfolios.

Mr. John Williams, CFA, Chief Investment Officer of fixed securities for the firm, is the head of the team responsible for the day-to-day recommendations regarding the investment of the Funds’ portfolios.  Immediately prior to joining the firm in 1983, Mr. Williams was an investment officer for Southland Life Insurance Company where he accepted employment after serving as a portfolio manager and securities analyst for InterFirst Bank Dallas.  Mr. Williams joined BHMS as a principal, assuming the responsibility for launching the BHMS fixed income management department.  Other members of the team include David Hardin, Scott McDonald, Mark Luchsinger, and Ms. Deborah Petruzzelli.

Mr. David Hardin joined BHMS in 1987.  He currently serves as a portfolio manager and as director of credit research specializing in the high yield sector.  He is also an analyst for the industrial sector, including media and cable, and manages the municipal portfolios.

Mr. Scott McDonald joined BHMS in 1995.  He currently serves as a portfolio manager specializing in corporate and government bonds, and is an analyst of the finance sector, including banks and the sovereign sector.

Mr. Mark Luchsinger joined BHMS in 1997.  He currently serves as a portfolio manager specializing in investment grade and high yield corporate bond strategies, and is analyst for basic materials, consumer and technology industries.

Ms. Deborah Petruzzelli joined BHMS in 2003. She currently serves as a portfolio manager specializing in the mortgage-backed, asset-backed and structured product securities sectors.

Defensive Strategies relies on Barrow Hanley to manage the Debt Instrument Sector.

Mr. John Williams, CFA, also manages the Debt Instrument Sector of the Defensive Strategies Fund.

As of December 31, 2012, BHMS managed total assets of $67.7 billion.

BRANDES INVESTMENT PARTNERS, LP

Brandes Investment Partners, LP (“Brandes”), 11988 El Camino Real, Ste 600, San Diego, CA 92130, is the Investment Manager for the Emerging Markets Fund. Brandes was founded in 1974, and is privately held.  Brandes has provided investment management services and advice since its founding.

All investment decisions of the Emerging Markets Fund are the responsibility of the Investment Managers Emerging Markets Investment Committee. The voting members of the Emerging Markets Investment Committee are the following:

Mr. Douglas Edman, CFA, MBA, serves as Director, Investments, is a voting member of the Emerging Markets Investment Committee, and is a limited partner in the firm’s parent company. Mr. Edman performs research in the oil & gas industry. He has been with Brandes since 1995.

Mr. Christopher Garrett, CFA, MBA, serves as an Institutional Portfolio Manager, and is a voting member of the Emerging Markets Investment Committee. Mr. Garrett is a Product Coordinator for the firm’s emerging market portfolios. He has been with Brandes since 2000.

Mr. Louis Lau, MBA, serves as a Senior Analyst on the Financial Institutions Team, is a voting member of the Emerging Markets Investment Committee, and is a limited partner in the firm’s parent company. Mr. Lau is a Product Coordinator for the firm’s emerging market portfolios. He has been with Brandes since 2004.

Mr. Gregory Rippel, CFA, MBA, serves as a Senior Analyst on the Consumer Products Team, and is a voting member of the Emerging Markets Investment Committee. He has been with Brandes since 2001.

Mr. Gerardo Zamorano, CFA, MBA, serves as a Director, Investments, and is a voting member of the Emerging Markets Investment Committee, and is a limited partner in the firm’s parent company. Mr. Zamorano leads the firm’s research efforts in the telecommunications sector. He has been with Brandes since 1999.

As of March31, 2013, Brandes managed total assets of $2.63 billion.

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A MORE COMPREHENSIVE DISCUSSION OF THE ADVISOR’S AND EACH INVESTMENT MANAGER’S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE INVESTMENT MANAGERS MAY BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JUNE 20, 2013.  THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE FUND AT (800) 846-7526.

Section 4 | How You Can Buy and Sell Shares

What Share Classes We Offer

Each Fund offers you a choice of three different classes in which to invest.  The main differences between each Class are sales charges and ongoing fees.  Each Share Class in any Fund represents interests in the same portfolio of investments in that Fund.  When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares.  This prospectus offers Class I shares only.  Other share classes are offered via a different prospectus.

CLASS I SHARES

Class I shares are offered at net asset value per Class I share without any sales charge.  There are no contingent deferred sales charges, redemption fees or exchange fees, and no ongoing distribution/service fees.

How To Buy Shares

OPENING AND ADDING TO YOUR ACCOUNT

Class I shares are offered only through fee based investment advisors for the benefit of their clients, institutional investors, and through certain investment platforms. Any questions you may have can be answered by calling (800) 846-7527.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank.  Please remember that the Trust reserves the right to reject any purchase order for Fund shares.  Timothy Plan accepts personal checks made payable to the Timothy Plan.  Unless pre-authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept third party checks.  The minimum initial investment amount for Class I shares, is:

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount
Regular Accounts	$25,000	$5,000

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan
c/o Gemini Fund Services LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address.  Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Gemini Fund Services, each Fund’s transfer agent (the “Transfer Agent”).  If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m.  Eastern time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day.  Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.  When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase.  If you do not select a share class, Class A shares will be purchased for you.  For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

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1.	Fill out and mail or fax (402-963-9094) an Account Registration Form to the Transfer Agent.
2.	Call (800) 846-7527 to inform us that a wire is being sent.
3.	Obtain an account number from the Transfer Agent.
4.	Ask your bank to wire funds to the account of:

First National Bank of Omaha
Cinti/Trust, ABA #	104000016
Credit:	The Timothy Plan
Account #:	110333337
For further credit to:	(Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions.  The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor.  However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed.  Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application.  You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services, ticket fees, redemption fees, and other fees in connection with investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the applicable Fund.  If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you).  Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.  Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s).  To assist you, the following statements and reports will be sent to you, or at your election made available to you on a secure website:

Confirmation Statements
After every transaction that affects your account balance or your account registration.

Account Statements
Quarterly.

Financial Reports
Semi-annually -- to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.  Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders.  At the discretion of the Fund, applications may not be accepted unless they are accompanied by payment in U.S. funds.  If required, payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union.  The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

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If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m.  Eastern time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m.  on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m.  East Coast time).  The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Information about how to purchase shares and possible tax consequences resulting from sales and exchanges of shares are also available on line at www.timothyplan.com.

How To Sell Shares

You may sell (redeem) your shares at any time.  You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Redemption requests should be mailed via U.S. mail or overnight delivery to:

The Timothy Plan
c/o Gemini Fund Services LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

The selling price for Class I shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.”   Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

“Good order” means that the request must include:

1.	Your account number.

2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.	The signatures of all account owners exactly as they are registered on the account.

4.	Any required signature guarantees.

5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at (800) 846-7527.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind.  However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder.  Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust.  Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

1.	if you change the ownership on your account;

2.	when you want the redemption proceeds sent to a different address than is registered on the account;

3.	if the proceeds are to be made payable to someone other than the account’s owner(s);

4.	any redemption transmitted by federal wire transfer to your bank; and

5.	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption.

6.	(for joint accounts, all signatures must be guaranteed, if required as above).

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In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account.  At the discretion of the Trust or Gemini Fund Services, you may be required to furnish additional legal documents, or alternative assurances to insure proper authorization.  A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Signature guarantees are designed to protect both you and the Trust from fraud.  To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution.  (Notaries public cannot provide signature guarantees.)  Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "New Technology Medallion Signature Guarantee."  Please call customer service at (800) 846-7527 if you have questions.

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at (800) 846-7527 if you elected to use telephone redemption on your account application when you initially purchased shares.  Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request that the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system.  There is no fee charged by the Trust.  ACH redemption requests must be received by the Transfer Agent before 4:00 p.m.  Eastern time to receive that day’s closing net assets value.  ACH redemptions will be sent on the day following your redemption request.  ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $25,000 due to redemptions, the Trust may notify you that, unless your account is increased to $25,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption.  You will have sixty days after notice to bring the account up to $25,000 before any action is taken.  This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts.  This right of redemption shall not apply if the value of your account drops below $25,000 as the result of market action.  The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

Section 5 | General Information

Dividends, Distributions and Taxes

Dividends paid by each Fund are derived from its net investment income.  Net investment income will be distributed at least annually.  The Funds’ net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it.  A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund.  You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Gemini Fund Services LLC, 4020 S 147th Street, Suite 2, Omaha, NE 68123.

The Funds intend to qualify and maintain their qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings.  Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid.  When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.  The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds.  Such dividends and capital gains may also be subject to state and local taxes.

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Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax.  Because your state and local taxes may be different than the federal taxes described above, you should see your tax advisor regarding these taxes.  The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Net Asset Value

Class I Shares of the Funds are the daily calculated net asset value (“NAV”). NAV per share of Class I Shares is calculated by adding the value of each Fund's investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Fund’s per share NAV of each Class and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

Fair Value Pricing

The Board of Trustees has delegated to the Advisor and/or Investment Managers responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor or Investment Manager will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Trust has adopted written policies and procedures to guide the Advisor and Investment Managers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close.  The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities.  Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.  Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

When a security is fair value priced, it means that the Advisor or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited.  Accordingly, there is always the possibility that the Advisor’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Advisor and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities.  Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Frequent Trading

For the protection of its shareholders, the Board of Trustees has adopted a policy prohibiting frequent purchases and sales of Fund shares.  The Board extended the policy to be inclusive of all accounts including accounts transacted by registered investment advisors, broker/dealer representatives, transfer agents, third party administrators and insurance companies, and further includes omnibus accounts.  The Funds will reject any transactions the Funds believe in good faith constitute frequent trading, including market timing and late transactions, except that the Fund does not impose restrictions on exchanges from the Fixed Income Fund to any other Fund, nor does it restrict immediate sales of shares upon the event of the death or disability of the shareholder.  For the purpose cited here, the Fund has determined that purchase and sale transactions in excess of three times per calendar quarter in a single or related accounts imply frequent trading, and shall result in the appropriate actions being taken which may include the restricting of the account and notification to the proper authorities.

Upon the discovery of trades transacted or an attempt to be transacted in violation of Rule 10b (Manipulative and Deceptive Contrivances), or Rule 22c-1 (Pricing), such activity shall be immediately reported to the appropriate regulatory agencies and authorities, and the Fund shall fully comply with such agencies during any ensuing investigation.

Fund Service Providers
Principal Underwriter

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Timothy Partners Ltd.  acts as principal underwriter for the Trust.  The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares.  TPL also acts as Investment Advisor to the Trust.  TPL is not compensated for serving as underwriter of the Trust.

Privacy Policy

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUNDS COLLECT

The Funds collect the following nonpublic personal information about you:

1.
Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.
Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUNDS DISCLOSE

The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act.  The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Section 6 | Financial Highlights

Financial Highlights

The Financial Highlights Tables are intended to help you understand the Funds' financial performance for the past five fiscal years (or, if shorter, the periods since the Fund's inception).  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Financial Highlights

AGGRESSIVE GROWTH FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

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	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008		For the Year ended December 31, 2007

Net asset value, beginning of period	$5.57		$5.42		$4.51	$3.71		$6.80		$7.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.12)	(B)	(0.10)	(B)	(0.09)	(0.05)		(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	1.65		0.25		1.00	0.85		(3.01)		0.59

Total from investment operations	1.53		0.15		0.91	0.80		(3.08)		0.53

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-		-
From net realized gains on investments	-		-		-	-		(0.01)		(0.77)
Total distributions	-		-		-	-		(0.01)		(0.77)

Net asset value, end of period	$7.10		$5.57		$5.42	$4.51		$3.71		$6.80

Total return (C)(D)	27.47%		2.77%		20.18%	21.56%	(F)	(45.27)%		7.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,398		$12,259		$13,247	$17,007		$14,575		$24,041
Ratios to average net assets
Expenses, before reimbursement	2.12%		1.81%		1.88%	1.85%	(G)	1.72%		1.52%
Expenses, net reimbursement	2.12%		1.81%		1.88%	1.85%	(G)	1.72%		1.55%
Net investment income (loss), before reimbursement	(1.78)%		(1.52)%		(1.61)%	(1.58)%	(G)	(1.33)%		(0.94)%
Net investment income (loss), net reimbursement	(1.78)%		(1.52)%		(1.61)%	(1.58)%	(G)	(1.33)%		(0.97)%
Portfolio turnover rate	147%		201%		89%	136%		244%	(E)	59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

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INTERNATIONAL FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Period ended December 31, 2007 (C)

Net asset value, beginning of period	$6.54		$7.71		$7.52	$5.92		$11.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(B)	0.20	(B)	0.04	0.08		0.09	0.04
Net realized and unrealized gain (loss) on investments	0.97		(1.33)		0.26	1.52		(5.08)	1.00
Total from investment operations	1.00		(1.13)		0.30	1.60		(4.99)	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.04)		(0.11)	-		(0.09)	(0.04)
From net realized gains on investments	-		-		-	-		-	-
Total distributions	(0.23)		(0.04)		(0.11)	-		(0.09)	(0.04)

Net asset value, end of period	$7.31		$6.54		$7.71	$7.52		$5.92	$11.00

Total return (D)(E)	15.73%		(14.72)%		3.93%	27.03%	(F)	(45.38)%	10.39%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$29,794		$28,423		$35,206	$37,248		$31,214	$42,298
Ratio of expenses to average net assets	1.82%		1.70%		1.74%	1.72%	(G)	1.66%	1.69%	(G)
Ratio of net investment income (loss) to average net assets	0.38%		2.45%		0.58%	1.68%	(G)	1.12%	0.58%	(G)
Portfolio turnover rate	34%		62%		41%	38%		32%	13%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

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LARGE/MID CAP GROWTH FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008		For the Year ended December 31, 2007

Net asset value, beginning of period	$6.05		$5.99		$5.37	$4.38		$6.89		$7.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	(B)	(0.04)	(B)	(0.04)	(0.02)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	1.61		0.10		0.66	1.01		(2.46)		0.39
Total from investment operations	1.57		0.06		0.62	0.99		(2.50)		0.36

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-		-
From net realized gains on investments	(0.32)		-		-	-		(0.01)		(0.72)
Total distributions	(0.32)		-		-	-		(0.01)		(0.72)

Net asset value, end of period	$7.30		$6.05		$5.99	$5.37		$4.38		$6.89

Total return (C)(D)	26.61%		1.00%		11.55%	22.60%	(F)	(36.30)%		5.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$41,446		$34,252		$38,865	$35,973		$32,484		$53,183
Ratios to average net assets
Expenses, before reimbursement	1.68%		1.60%		1.66%	1.67%	(G)	1.56%		1.46%
Expenses, net reimbursement	1.68%		1.60%		1.66%	1.67%	(G)	1.56%		1.46%
Net investment income (loss), before reimbursement	(0.63)%		(0.64)%		(0.74)%	(0.58)%	(G)	(0.64)%		(0.37)%
Net investment income (loss), net reimbursement	(0.63)%		(0.64)%		(0.74)%	(0.58)%	(G)	(0.64)%		(0.37)%
Portfolio turnover rate	127%		150%		78%	78%		177%	(E)	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

Page | 65

SMALL CAP VALUE FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007

Net asset value, beginning of period	$10.82		$11.28		$10.25	$8.88		$13.27	$14.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(B)	(0.05)	(B)	(0.06)	(0.05)		0.01	0.04
Net realized and unrealized gain (loss) on investments	3.89		(0.41)	(C)	1.09	1.42		(4.33)	0.36
Total from investment operations	3.92		(0.46)		1.03	1.37		(4.32)	0.40

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		-	(0.03)
From net realized gains on investments	-		-		-	-		(0.07)	(2.04)
Total distributions	-		-		-	-		(0.07)	(2.07)

Net asset value, end of period	$14.74		$10.82		$11.28	$10.25		$8.88	$13.27

Total return (D)(E)	36.23%		(4.08)%		10.05%	15.43%	(F)	(32.50)%	2.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$47,976		$39,145		$40,482	$47,268		$42,651	$62,525
Ratio of expenses to average net assets	1.59%		1.53%		1.59%	1.59%	(G)	1.50%	1.44%
Ratio of net investment income (loss) to average net assets	0.19%		(0.36)%		(0.51)%	(0.71)%	(G)	0.05%	0.24%
Portfolio turnover rate	65%		102%		64%	57%		110%	60%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

66 | Page

LARGE/MID CAP VALUE FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007

Net asset value, beginning of period	$11.83		$11.84		$10.72	$9.10		$15.48	$14.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06	(B)	0.04	(B)	0.05	0.04		0.05	0.15
Net realized and unrealized gain (loss) on investments	2.94		(0.01)	(C)	1.12	1.58		(6.26)	2.26
Total from investment operations	3.00		0.03		1.17	1.62		(6.21)	2.41

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.04)		(0.05)	-		(0.03)	(0.16)
From net realized gains on investments	-		-		-	-		(0.14)	(1.08)
From return of capital	-		-		-	-		-	-
Total distributions	(0.03)		(0.04)		(0.05)	-		(0.17)	(1.24)

Net asset value, end of period	$14.80		$11.83		$11.84	$10.72		$9.10	$15.48

Total return (D)(E)	25.39%		0.20%		10.94%	17.80%	(F)	(40.05)%	17.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$100,632		$78,255		$80,700	$82,784		$69,695	$103,828
Ratio of expenses to average net assets	1.57%		1.51%		1.58%	1.57%	(G)	1.51%	1.44%
Ratio of net investment income (loss) to average net assets	0.42%		0.33%		0.39%	0.57%	(G)	0.39%	0.99%
Portfolio turnover rate	7%		19%		38%	32.00%		77%	48%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

Page | 67

FIXED INCOME FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010		For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007

Net asset value, beginning of period	$10.72		$10.56		$10.14		$9.56		$9.99	$9.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.22	(B)	0.28	(B)	0.29	(B)	0.24		0.43	0.44
Net realized and unrealized gain (loss) on investments	0.18		0.18		0.42		0.58		(0.43)	0.06
Total from investment operations	0.40		0.46		0.71		0.82		-	0.50

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.30)		(0.29)		(0.24)		(0.43)	(0.45)
From return of capital	(0.03)		-		-		-		-	-
Total distributions	(0.25)		(0.30)		(0.29)		(0.24)		(0.43)	(0.45)

Net asset value, end of period	$10.87		$10.72		$10.56		$10.14		$9.56	$9.99

Total return (C)(D)	3.73%		4.42%		7.07%		8.70%	(E)	(0.05)%	5.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$74,685		$59,405		$58,831		$48,074		$37,367	$45,371
Ratios to average net assets
Expenses, before waiver and reimbursement	1.31%		1.27%		1.36%		1.35%	(F)	1.29%	1.21%
Expenses, net waiver and reimbursement	1.16%		1.15%		1.21%		1.20%	(F)	1.14%	1.06%
Net investment income (loss), before waiver and reimbursement	1.86%		2.58%		2.63%		3.24%	(F)	4.11%	4.33%
Net investment income (loss), net waiver and reimbursement	2.01%		2.71%		2.78%		3.39%	(F)	4.26%	4.48%
Portfolio turnover rate	19%		22%		26%		22%		35%	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualize
(F)	Annualized.

68 | Page

HIGH YIELD BOND FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Period ended December 31, 2007 (C)

Net asset value, beginning of period	$8.71		$9.10		$8.46	$6.23		$9.53	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.54	(B)	0.54	(B)	0.60	0.48		0.61	0.36
Net realized and unrealized gain (loss) on investments	0.76		(0.39)		0.63	2.23		(3.30)	(0.47)
Total from investment operations	1.30		0.15		1.23	2.71		(2.69)	(0.11)

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.54)		(0.59)	(0.48)		(0.60)	(0.36)
From net realized gains on investments	-		-		-	-		(0.01)	-
From return of capital	(0.02)		-		-	-		-	-
Total distributions	(0.55)		(0.54)		(0.59)	(0.48)		(0.61)	(0.36)

Net asset value, end of period	$9.46		$8.71		$9.10	$8.46		$6.23	$9.53

Total return (D)(E)	15.17%		1.48%		14.98%	45.11% (F)		(29.55)%	(1.14)%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$33,392		$23,110		$21,617	$18,740		$13,283	$20,284
Ratios to average net assets
Expenses, before waiver and reimbursement	1.39%		1.30%		1.43%	1.46%	(G)	1.41%	1.45%	(G)
Expenses, net waiver and reimbursement	1.39%		1.30%		1.43%	1.46%	(G)	1.41%	1.35%	(G)
Net investment income (loss), before waiver and reimbursement	5.84%		5.81%		6.72%	8.75%	(G)	7.06%	5.67%	(G)
Net investment income (loss), net waiver and reimbursement	5.84%		5.81%		6.72%	8.75%	(G)	7.06%	5.77%	(G)
Portfolio turnover rate	24%		60%		40%	34%		28%	23%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

Page | 69

ISRAEL COMMON VALUES FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2012, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Period ended September 30, 2012 (A)

Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(B)	(0.15)
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.17

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-
Total distributions	-

Net asset value, end of period	$10.17

Total return (C)(D)	1.80%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,983
Ratio of expenses to average net assets	2.82%	(F)
Ratio of net investment income (loss) to average net assets	(1.48%)	(F)
Portfolio turnover rate	37%

(A)	For the period October 12, 2012 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

70 | Page

DEFENSIVE STRATEGIES FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2010, 2011 and 2012, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Period ended September 30, 2010 (A)

Net asset value, beginning of period	$11.28		$10.70		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(B)	0.09	(B)	0.02
Net realized and unrealized gain (loss) on investments	1.62		0.54		1.08
Total from investment operations	1.64		0.63		1.10

LESS DISTRIBUTIONS:
From net investment income	(0.10)		-		-
From net realized gains on investments	(0.66)		(0.05)		(0.21)
From return of capital	(0.04)		-		(0.19)
Total distributions	(0.80)		(0.05)		(0.40)

Net asset value, end of period	$12.12		$11.28		$10.70

Total return (C)(D)	14.87%		5.88%		10.97%	(E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$52,529		$43,670		$23,360
Ratio of expenses to average net assets	1.33%		1.29%		1.51%	(F)
Ratio of net investment income (loss) to average net assets	0.20%		0.75%		0.13%	(F)
Portfolio turnover rate	247%		64%		41%

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

Page | 71

STRATEGIC GROWTH FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year ended September 30, 2012		For the Year ended September 30, 2011		For the Year ended September 30, 2010	For the Period ended September 30, 2009 (A)		For the Year ended December 31, 2008	For the Year ended December 31, 2007

Net asset value, beginning of period	$6.27		$6.49		$5.97	$4.86		$9.12	$9.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	(B)	(0.02)	(B)	0.02	(0.01)		0.01	0.10
Net realized and unrealized gain (loss) on investments	1.13		(0.19)		0.50	1.12		(3.66)	0.90
Total from investment operations	1.17		(0.21)		0.52	1.11		(3.65)	1.00

LESS DISTRIBUTIONS:
From net investment income	-		-		-	-		(0.09)	(0.10)
From net realized gains on investments	-		-		-	-		(0.52)	(1.47)
From return of capital	-		(0.01)		-	-		-	-
Total distributions	-		(0.01)		-	-		(0.61)	(1.57)

Net asset value, end of period	$7.44		$6.27		$6.49	$5.97		$4.86	$9.12

Total return (C)(D)	18.66%		(3.29)%		8.71%	22.84%	(G)	(39.82)%	10.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,250		$31,269		$34,098	$30,066		$25,440	$44,231
Ratio of expenses to average net assets (E)	1.15%		1.05%		1.11%	1.11%	(H)	1.03%	1.00%
Ratio of net investment income (loss) to average net assets (E)(F)	0.60%		(0.23)%		0.30%	(0.25)%	(H)	0.12%	1.10%
Portfolio turnover rate	33%		22%		25%	5%		17%	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

72 | Page

CONSERVATIVE GROWTH FUND (CLASS A)

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past six periods (or, if shorter, the periods since the Fund’s inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the periods ended September 30, 2009, 2010, 2011 and 2012, and the periods ended December 31, 2007 and 2008, has been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The returns noted below are for a Class that is not presented in this prospectus.  The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

	For the Year		For the Year		For the Year	For the Period		For the Year	For the Year
	ended		ended		ended	ended		ended	ended
	September 30,		September 30,		September 30,	September 30,		December 31,	December 31,
	2012		2011		2010	2009 (A)		2008	2007

Net asset value, beginning of period	$8.80		$8.83		$8.25	$6.94		$10.49	$11.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	(B)	0.04	(B)	0.09	0.04		0.13	0.22
Net realized and unrealized gain (loss) on investments	1.09		0.01		0.60	1.27		(3.18)	0.75
Total from investment operations	1.16		0.05		0.69	1.31		(3.05)	0.97
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.08)		(0.11)	-		(0.15)	(0.20)
From net realized gains on investments	-		-		-	-		(0.35)	(1.38)
Total distributions	(0.01)		(0.08)		(0.11)	-		(0.50)	(1.58)
Net asset value, end of period	$9.95		$8.80		$8.83	$8.25		$6.94	$10.49
Total return (C)(D)	13.22%		0.50%		8.47%	18.88%	(G)	(28.88)%	8.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$40,042		$35,331		$35,031	$33,128		$26,206	$38,102
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.11%		1.05%		1.13%	1.10%	(H)	1.02%	1.02%
Expenses, net waiver and reimbursement (E)	1.11%		1.05%		1.13%	1.10%	(H)	1.02%	1.02%
Net investment income (loss), before waiver and reimbursement (E)(F)	0.71%		0.48%		1.07%	0.82%	(H)	1.36%	2.09%
Net investment income (loss), net waiver and reimbursement (E)(F)	0.71%		0.48%		1.07%	0.82%	(H)	1.36%	2.09%
Portfolio turnover rate	32%		23%		31%	16%		26%	41%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

Page | 73

Section 7 | For More Information

Additional information about the Funds is available in the Funds’ Statement of Additional Information (SAI).  The SAI contains more detailed information on all aspects of the Funds.  A current SAI, dated May __, 2013, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.  Additional information about each Fund’s investments is also available in the Funds’ audited annual report, dated September 30, 2012.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Funds’ SAI, annual report and semi-annual report are available, without charge upon request.  To receive a copy of any of these documents or to make other types of inquiries to the Funds, please contact the Funds.

	Timothy Plan*	Securities and Exchange Commission
By Phone:	(800) 846-7526	(202) 942-8090
By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)
By Internet:	http://www.timothyplan.com	http://www.sec.gov
In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.  Information about the Funds are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov).  Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan
Investment Company Act No.  811-0822

74 | Page

SAI

STATEMENT OF ADDITIONAL INFORMATION

June 20, 2013

TIMOTHY PLAN FAMILY OF FUNDS

THIS SAI RELATES TO CLASS I SHARES ONLY OF THE FOLLOWING FUNDS:

Fund Name	Ticker Symbol
Aggressive Growth	TIAGX
International	TPIIX
Large/Mid Cap Growth	TPLIX
Small Cap Value	TPVIX
Large/Mid Cap Value	TMVIX
Fixed Income	TPFIX
High Yield Bond	TPHIX
Israel Common Values	TICIX
Defensive Strategies	TPDIX
Emerging Markets	TIEMX
Strategic Growth	TISGX
Conservative Growth	TIICX

THE FUNDS ARE DISTRIBUTED THROUGH:  Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, Florida 32751

This Statement of Additional Information (“SAI”) is not a prospectus.  It is an additional disclosure document supplementing The Timothy Plan Class I Share Prospectus, which contains information concerning Class I Shares only of the Timothy Plan Aggressive Growth Fund (“Aggressive Growth Fund”), the Timothy Plan Large/Mid Cap Growth Fund (“Large/Mid Cap Growth Fund”), the Timothy Plan Small Cap Value Fund (“Small Cap Value Fund”), the Timothy Plan Large/Mid Cap Value Fund (“Large/Mid Cap Value Fund”), the Timothy Plan International Fund (“International Fund”), the Timothy Plan Fixed Income Fund (“Fixed Income Fund”), the Timothy Plan High Yield Bond Fund (“High Yield Bond Fund”), the Timothy Plan Defensive Strategies Fund (“Defensive Strategies Fund”), the Timothy Plan Israel Common Values Fund (“Israel Common Values Fund”) and the Timothy Plan Emerging Markets Fund (“Emerging Markets Fund”) (collectively, the “Traditional Funds”); as well as the Timothy Plan Strategic Growth Fund (“Strategic Growth Fund”) and the Timothy Plan Conservative Growth Fund (“Conservative Growth Fund”) (collectively, the “Asset Allocation Funds"), dated June 20, 2013.

The Timothy Plan (the “Trust”) is registered with the Securities and Exchange Commission as an open-end management investment company.

COPIES OF THIS SAI AND/OR THE PROSPECTUS TO WHICH IT RELATES MAY BE OBTAINED FROM THE TRUST WITHOUT CHARGE BY WRITING THE TRUST AT 1055 MAITLAND CENTER COMMONS, MAITLAND, FL 32751 OR BY CALLING THE TRUST AT (800) 846-7526.  RETAIN THIS SAI FOR FUTURE REFERENCE.

Table of Contents
Section 1 | General Information

Fund History

Section 2 | Investments and Risks

Investment Strategies and Risks
Fund Policies
Portfolio Turnover
Disclosure of Portfolio Holdings

Section 3 | Management of the Fund

Investment Advisor
Investment Managers
Officers and Trustees of the Trust
Compensation
Code of Ethics
Proxy Voting Policies

Section 4 | Control Persons and Principal Holders of Securities

Holders of More than 5% of Each Fund's Shares

Section 5 | Investment Advisory and Other Services

Principal Underwriter
Transfer/Fund Accounting Agent/Administrator
Rule 12b-1 Plans
Other Service Providers
Service Agreements

Section 6 | Brokerage Allocation

Brokerage Transactions
Commissions

Section 7 | Purchase, Redemption, and Pricing of Shares

Purchase of Shares
Redemption of Shares

Section 8 | Taxation of the Fund

Taxation

Section 9 | Calculation of Performance Data

Performance

Section 10 |Financial Statements

Appendix A |Proxy Voting Policy

Preface
Key Proxy Voting Issues
Proxy Voting Procedures
Record Keeping
Summary

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Section 1 | General Information

Fund History

The Timothy Plan (“Trust”) was organized as a Delaware business trust on December 16, 1993, and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company.  It is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series.  A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.  This SAI pertains to Class I Shares only of the following twelve series of the Trust:

Aggressive Growth Fund,
Large/Mid Cap Growth Fund,
Small Cap Value Fund,
Large/Mid Cap Value Fund,
International Fund,
Fixed Income Fund,
High Yield Bond Fund,
Defensive Strategies Fund,
Israel Common Values Fund, and
Emerging Markets Fund

(collectively, the “Traditional Funds”), and

Strategic Growth Fund, and
Conservative Growth Fund

(collectively, the “Asset Allocation Funds”).

The shares of each series are fully paid and non-assessable.  They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation as shall be determined.  Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.  There are three Classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees; and Class I shares, which are offered without any sales charges or ongoing service/distribution fees.  This SAI relates only to Class I shares of the Funds.

Shareholder meetings will not be held unless required by federal or state law.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Section 2 | Investments and Risks

Investment Strategies and Risks

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund's investment restrictions and policies.  Each Fund will vary its investment strategy as described in the applicable prospectus to achieve its objectives.  This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they may invest, and the policies they will follow.

TRADITIONAL FUNDS

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities.  Each Fund seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Funds' Investment Managers, conduct business in accordance with the stated philosophy and principles of the Funds.  The following information supplements the information provided in the prospectus.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity.  Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so.  Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors.  There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates.  While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock.  To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock.  Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Fund's Advisor or the Fund’s Investment Manager anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objectives and policies.

INVESTMENT GRADE BONDS

Investment Grade Bonds are public and privately issued debt securities that  generally carry a rating of BBB and above by Standard & Poor's, or similar ratings by other recognized rating agencies.  Because they are considered investment grade, they generally carry lower coupon rates than non-investment grade (“high yield” or “junk”) bonds.

WARRANTS

A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

AMERICAN DEPOSITORY RECEIPTS

American Depository Receipts (“ADRs”) are receipts typically issued by a U.S.  bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  The Funds may purchase ADRs whether they are “sponsored” or “unsponsored.”  “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository.  “Unsponsored” ADRs are issued without participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all the costs of such facilities.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities.  Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.  ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.  Because each Fund, except the International Fund, Israel Common Values Fund, and Emerging Markets Fund some of which are heavily invested in ADRs, will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are liquid, dividend-paying means of participating in the real estate market.  REITs invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, and hotels, or mortgages secured by real estate.  Some REITs are hybrid, investing in both the actual real estate and real estate-backed mortgages.

COMMODITY EXCHANGE TRADED FUNDS

Commodity Exchange Traded Funds (“ETFs”) are very similar to a mutual fund, but have very little management.  A commodity ETF has a set plan for investment in a group of commodities that may be readjusted periodically by the Fund manager.  Most commodity ETFs were created to mirror the returns of commodities by investing in the commodity futures markets.  They are all buy-side futures contracts based on the amount of funds they receive from investors.  Some commodity ETFs focus on commodity sectors and only buy futures contracts in that area – oil, agriculture or gold.  Some focus on a more diversified basket of commodities.  ETFs trade like stocks, can be purchased or sold at any time during market hours, and unlike futures contracts which are highly leveraged, ETFs cannot lose more than the initial investment.

TREASURY INFLATION-PROTECTED SECURITIES

Treasury Inflation-Protected Securities (TIPS) are special types of Treasury notes or bonds that offer protection from inflation.  Like other Treasuries, TIPS pay interest every six months and pay the principal when the security matures.  Unlike conventional governments, TIPS coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).  When a TIPS matures, you are paid the adjusted principal or original principal, whichever is greater.  The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.  Consequently, the real rate of return, which represents the growth of purchasing power, is guaranteed.  Because of the safety, TIPS offer a low return.

HIGH YIELD BONDS

High Yield Bonds  are public and privately issued debt securities that are rated below investment grade (such as "BB" or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Services, Inc.) or deemed to be below investment grade by the Fund’s Investment Manager.  These types of securities are commonly referred to as “junk” bonds.  Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

TEMPORARY DEFENSIVE MEASURES

The Investment Manager(s) of each Traditional and Asset Allocation Fund may take temporary defensive actions when it is determined to be in the best interests of the applicable Fund's shareholders.  Such defensive actions may include, but not be limited to, increasing the percentage of the Fund invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates.  When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than it would have been if it had invested strictly according to its objectives.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS
OF THE DEFENSIVE STRATEGIES FUND

The Defensive Strategies Fund is not a diversified fund as defined by the Investment Company Act of 1940.  The Defensive Strategies Fund is a non-diversified fund.  As a non-diversified fund, the Defensive Strategies Fund may invest up to 25% of its total assets under management in any single issue, and up to 50% of its assets under management in just two issues.  However, the remaining fifty percent of the Fund's assets must adhere to the diversification requirements of the other Timothy Plan Traditional Funds, meaning that the remaining 50% of the Fund's assets will be diversified, meaning not over 5% will be invested in any one company's shares or issuer's units of ownership.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS
OF THE ASSET ALLOCATION FUNDS

Depending on an Asset Allocation Fund's percentage ownership in an underlying Traditional Fund both before and after a redemption, an Asset Allocation Fund's redemption of shares of such Traditional Fund may cause the Asset Allocation Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund's tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution.  This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds directly.

Fund Policies

In addition to those set forth in the current applicable prospectus, the Traditional Funds have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund.  As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

These investment restrictions provide that each Traditional Fund will not:

1.	issue senior securities;

2.	engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the “1933 Act”) in disposing of a portfolio security;

3.	purchase or sell real estate or interests therein, although the Funds may each purchase debt instruments or securities of issuers which engage in real estate operations;

4.	invest for the purpose of exercising control or management of another company;

5.
purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds  may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

6.	invest more than 25% of the value of the Fund's total assets in one particular industry;

7.
make purchases of securities on “margin”, or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith;

8.
invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended.  But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company.  For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.  (The Asset Allocation Funds are not subject to this restriction.);

9.
except for the Defensive Strategies Fund, as to 75% of a Fund's total assets, invest more than 5% of its assets in the securities of any one issuer.  (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.);

10.	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

11.
make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements;

12.
invest in securities of any company if any officer or trustee of the Funds or the Funds' Advisor owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

13.
borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities.  Interest paid on borrowing will reduce net income;

14.
pledge, mortgage, hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or

15.
purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations (“illiquid securities”), or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund's net assets.

Except for the restriction on investing in illiquid securities, which applies under all circumstances, so long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

The additional investment restrictions set forth below have been adopted by the Asset Allocation Funds as fundamental policies.

Each of the Asset Allocation Funds may not:

1.
purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2.
purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3.
make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4.
purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and purchase securities of an issuer (except obligations of the U.S.  government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund's total assets, at market value, would be invested in the securities of issuer;

5.	issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

6.
borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities;

7.	underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

8.	write or acquire options or interests in oil, gas or other mineral exploration or development programs; and

9.	concentrate its investments in any one sector or industry.

Portfolio Turnover

It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss.  A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the Investment Manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step.  The Asset Allocation Funds invest the majority of their assets in certain of the Traditional Funds, and adjust the ratio of such investments regularly.  As a result, portfolio turnover for the Asset Allocation Funds could be substantial and could cause the Traditional Funds to also experience higher portfolio turnover.  The portfolio turnover rates for each Fund for the fiscal periods ended September 30, 2010, 2011 and 2012 are set forth in the table below:

	2010	2011	2012
Aggressive Growth Fund	89%	201%	147%
International Fund	41%	62%	34%
Large/Mid Cap Growth Fund	78%	150%	127%
Small Cap Value Fund	64%	102%	65%
Large/Mid Cap Value Fund	38%	19%	7%
Fixed Income Fund	26%	22%	19%
High Yield Bond Fund	40%	60%	24%
Defensive Strategies Fund	41%	64%	247%
Israel Common Values Fund (1)	N/A	N/A	37%
Emerging Markets Fund (2)	N/A	N/A	N/A
Strategic Growth Fund	25%	22%	33%
Conservative Growth Fund	31%	23%	32%

(1)	The Israel Common Values Fund commenced investment operations on October 11, 2011.

(2)	The Emerging Markets Fund commenced investment operations on December 3, 2012.

High portfolio turnover rates (annual rates in excess of 100%) involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, and may result in adverse tax effects to Fund shareholders.  (See “Dividends, Distributions and Taxes” in the applicable prospectus.)

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Disclosure of Portfolio Holdings

The following discussion sets forth the Trust's policies and procedures with respect to the disclosure of Fund portfolio holdings.

FUND SERVICE PROVIDERS

Fund service providers include the following:  Fund Transfer and Accounting Agent, Fund Administrator, Independent Registered Public Accounting firm, Compliance Consulting Firm, Principal Underwriter and Custodian.  The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund's portfolio on a real time basis.  For example, the Trust's fund accounting agent is responsible for maintaining the accounting records of each Fund, which includes maintaining a current record of the portfolio holdings of each Fund.  The Trust also undergoes an annual audit which requires the Trust's independent registered public accounting firm to review each Fund's portfolio.  In addition to the fund accounting agent, the Trust's custodian also maintains an up-to-date list of each Fund's portfolio holdings.  The Trust's compliance consulting firm must also have access to each Fund's portfolio information in order to verify compliance with the Federal Securities laws.  Each of these parties is contractually and/or ethically prohibited from sharing any Fund's portfolio holdings information with any third party unless specifically authorized by the Trust's President, Secretary or Treasurer.

The Board of Trustees monitors the services provided by each of the service providers to ensure each is complying with the contractual terms or expectation of the arrangement.  If the Board of Trustees is unsatisfied with any of these service providers, the Board may terminate them accordingly.  Each of the entities which provide one or more of the services discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person's knowledge of Trust activities for their own personal benefit.  The Trust relies on the compliance departments of each entity to enforce its code.

RATING AND RANKING ORGANIZATIONS

The Trust may from time to time provide the entire portfolio holdings of each Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor's Ratings Group, Bloomberg  L.P., and Thomson Financial Research.  The Trust has obtained assurances from all such parties that any information provided to them will be held in strict confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust's management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information.  You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

DISCLOSURE TO OTHER PARTIES

The Trust has adopted a policy of posting the portfolio holdings of each Fund on its web site not later than seven (7) calendar days after the end of each fiscal quarter.  The Trust is also required under law to file a listing of the portfolio holdings of each Fund with the Securities and Exchange Commission on a quarterly basis.  The Trust prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Trust's web site, as discussed above.  The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to a Fund.

REVIEW

The Board of Trustees reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to.  The Trust's President, Secretary and Treasurer are authorized, subject to subsequent Board review, to make exceptions to the above-described policies.

Section 3 | Management of the Fund

Investment Advisor

The Trust has entered into advisory agreements with Timothy Partners, Ltd.  (“TPL” or the “Advisor”), for the provision of investment advisory services on behalf of the Trust to each Fund (collectively referred to as the “Advisory Agreement”), subject to the supervision and direction of the Trust's Board of Trustees.  The latest continuance of the Advisory Agreement with Timothy Partners, Ltd.  was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 24, 2012.  More complete factors considered by the Trust's Board of Trustees in renewing the investment advisory agreement are available in the Trust's audited annual report dated September 30, 2012.

The Advisory Agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

INVESTMENT ADVISORY FEES

The following table sets forth the investment advisory fees paid to TPL for the fiscal periods ended September 30, 2010, 2011 and 2012:

	2010	2011	2012
Aggressive Growth Fund
Fees Payable to TPL	$126,990	$159,802	$135,500
Amount (Reimbursed) Recouped by TPL	-	-	-
International Fund
Fees Payable to TPL	$362,072	$414,505	$309,274
Amount (Reimbursed) Recouped by TPL	-	-	-
Large/Mid Cap Growth Fund
Fees Payable to TPL	$353,558	$388,930	$351,787
Amount (Reimbursed) Recouped by TPL	-	-	-
Small Cap Value Fund
Fees Payable to TPL	$413,759	$451,870	$431,057
Amount (Reimbursed) Recouped by TPL	-	-	-
Large/Mid Cap Value Fund
Fees Payable to TPL	$781,242	$869,305	$876,340
Amount (Reimbursed) Recouped by TPL	-	-	-
Fixed Income Fund
Fees Payable to TPL	$355,280	$402,371	$450,567
Amount Waived by TPL	$(88,819)	$(100,683)	$(112,642)
High Yield Bond Fund
Fees Payable to TPL	$123,822	$155,310	$178,462
Amount (Reimbursed) Recouped by TPL	-	-	-
Defensive Strategies Fund (1)
Fees Payable to TPL	$136,802	$243,737	$442,293
Amount (Reimbursed) Recouped by TPL	-	-	-
Israel Common Values Fund (2)
Fees Payable to TPL	N/A	N/A	$73,221
Amount (Reimbursed) Recouped by TPL	N/A	N/A	-
Emerging Markets Fund (3)
Fees Payable to TPL	N/A	N/A	N/A
Amount (Reimbursed) Recouped by TPL	N/A	N/A	N/A
Strategic Growth Fund
Fees Payable to TPL	$288,948	$307,920	$258,482
Amount (Reimbursed) Recouped by TPL	-	-	-
Conservative Growth Fund
Fees Payable to TPL	$297,911	$310,564	$310,375
Amount (Reimbursed) Recouped by TPL	-	-	-

(1)	The Fund commenced operations on November 4, 2009.

(2)	The Fund commenced investment operations on October 11, 2011.

(3)	The Fund commenced investment operations on December 3, 2012.

TPL, with the prior approval of the Board of Trustees and shareholders of the applicable Fund, may engage the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to a Fund.  The following section provides information relating to the Funds' current Investment Managers.

Investment Managers

CHARTWELL INVESTMENT PARTNERS

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Chartwell Investment Partners, (“Chartwell”) dated January 1, 2008, Chartwell serves as Investment Manager to the Large/Mid Cap Growth Fund and the Aggressive Growth Fund.  As Investment Manager, Chartwell provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid Cap Growth Fund and the Aggressive Growth Fund respectively, subject to the supervision and direction of the Funds' Board of Trustees.  As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.  As of December 31, 2012, Chartwell managed approximately $5.238 billion in client assets.

On February 24, 2012 the Board met to consider, among other matters, retaining Chartwell as Investment Manager for the Large/Mid Cap Growth Fund and Aggressive Growth Fund and after full consideration, renewed the Agreement for an additional year.  A discussion of the Board's considerations in renewing the agreement is provided in the Trust's audited annual report, dated September 30, 2012.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Large/Mid Cap Growth Fund &
Aggressive Growth Fund

The following members of Chartwell make up the portfolio management team for the Large/Mid Cap Growth Fund and Aggressive Growth Fund:

Mr. Edward N. Antoian, CPA, CFA, is a Managing Partner and Chief Investment Officer for the Fund.  Mr. Antoian earned a Bachelor of Science degree from the State University of New York and an MBA from the University of Pennsylvania's Wharton School.  He is a Certified Public Accountant and holds the Chartered Financial Analyst designation.  From 1984 to 1997, Mr. Antoian was a Senior Portfolio Manager at Delaware Investment Advisors, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.  Prior to joining Delaware, Mr. Antoian was employed by E.F.  Hutton in the institutional equity division.  Mr. Antoian is a member of the CFA Institute and the CFA Society of Philadelphia.  Mr. Antoian participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors.

Mr. John A. Heffern is a Managing Partner and Senior Portfolio Manager.  Mr. Heffern earned a Bachelor's degree in Economics and an MBA in Finance from the University of North Carolina at Chapel Hill.  From 1997 to 2005, he was a Senior Vice President and Senior Portfolio Manager with the Growth Investing Group at Delaware Investment Advisors.  From 1994 to 1997, he was a Senior Vice President, Equity Research at NatWest Markets, responsible for specialty financial services equity research.  Prior to NatWest, he was a Principal and Senior Regional Bank Analyst at Alex Brown & Sons.  Mr. Heffern participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors.

Mr. Peter M. Schofield, CFA, is a Principal and Senior Portfolio Manager.  Mr. Schofield earned a bachelor’s degree in History from the University of Pennsylvania.  He holds the Chartered Financial Analyst designation.  From 2005 to 2010, he was Co-Chief Investment Officer at Knott Capital.  From 1996 to 2005 he was a Portfolio Manager at Sovereign Asset Management.  Prior to Sovereign Asset Management, he was a portfolio manager at Geewax, Terker & Company.  Mr. Schofield is a member of the CFA Institute and the CFA Society of Philadelphia.  Mr. Schofield serves as a Senior Portfolio Manager on Chartwell’s Large Cap Value Investing Team.

Each team member has a number of other Chartwell professionals supporting their efforts.  The members of the Chartwell investment teams average in excess of 19 years experience in the investment field.

Other Information Relating to Chartwell

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of December 31, 2012.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Chartwell Investment Partners:
Peter M. Schofield	1 ($265)	0 ($0)	18 ($347)	N/A	N/A	N/A
John A. Heffern	2 ($2,300)	0 ($0)	17 ($417.7)	2 ($2,300)	N/A	N/A
Edward N. Antoian1	2 ($2,300)	1 ($103)	17 ($417.7)	2 ($2,300)	1 ($103)	N/A

The compensation paid to a Chartwell portfolio manager consists of base salary, annual bonus, and ownership distributions.  A portfolio manager's base salary is determined by Chartwell's Compensation Committee and is reviewed at least annually.  A portfolio manager's experience, historical performance, and role in firm or product team management are the primary considerations in determining the base salary.  Industry benchmarking is utilized by the Compensation Committee on an annual basis.

Annual bonuses are determined by the Compensation Committee based on a number of factors.  The primary factor is a performance-based compensation schedule that is applied to all accounts managed by a portfolio manager within a particular investment product, and is not specific to any one account.  The bonus is calibrated based on the gross composite performance of such accounts for 1 year and 3 year periods (where applicable) versus (1) the appropriate benchmark, and (2) peer group rankings by product category.  The bonus also considers the individual's stock selection performance as it relates to sector responsibilities versus sector performance within the appropriate benchmark.  Portfolio construction, sector and security weighting, and performance are reviewed by the Compliance Committee and Compensation Committee to prevent a manager from taking undue risks.  Additional factors used to determine the annual bonus include the portfolio manager's contribution as an analyst, product team management, and contribution to the strategic planning and development of the investment group as well as the firm.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Ownership distributions are paid to a portfolio manager based on the portfolio manager's ownership interest, or percentage limited partnership interest, in Chartwell multiplied by total net cash distributions paid during the year.

As of December 31, 2012, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager

Peter M. Schofield	None	None
John A. Heffern	None	None
Edward N. Antoian1	None	None

(1)	Edward N. Antoian also serves as Managing Member, Chief Investment Officer of Zeke Capital Advisors, LLC, an affiliate of Chartwell Investment Partners as further described in Chartwell's Form ADV II.

EAGLE GLOBAL ADVISERS, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Eagle Global Advisers, LLC (“Eagle”), dated April 18, 2007, Eagle serves as Investment Manager to the International Fund.  As such, Eagle provides advice and assistance to TPL in the selection of appropriate investments for the International Fund, subject to the supervision and direction of the Funds' Board of Trustees.  As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.  As of December 31, 2012, Eagle managed approximately $2.9 billion in client assets.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Eagle Global Advisers, LLC (“Eagle”), dated October 27, 2011, Eagle serves as Investment Manager to the Israel Common Values Fund.  As such, Eagle provides advice and assistance to TPL in the selection of appropriate investments for the Israel Common Values Fund, subject to the supervision and direction of the Funds' Board of Trustees.  As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $50 million in assets of the Fund; and 0.50% of assets over $50 million.

On February 24, 2012 the Board met to consider, among other matters, retaining Eagle as Investment Manager for the International Fund and Israel Common Values Fund and after full consideration, renewed the agreements for an additional year.  A discussion of the Board's considerations in ratifying the agreements are provided in the Trust's audited annual report, dated September 30, 2012.

International Fund &
Israel Common Values Fund

Eagle utilizes the team approach to portfolio management for the International Fund and the Israel Common Values Fund.  Team members have specific regional and sector responsibilities but have an equal vote in the investment decision-making process.  The Eagle Team Members for each fund are:

Edward R. Allen III, Ph.D., CFA, Senior Partner.  Mr. Allen serves as chairman of the International investment committee, and is also a member of the firm's other investment committees.  Prior to founding Eagle, Mr. Allen was employed by Eagle Management & Trust Company.  Before entering the investment advisory business, he served as an assistant professor of economics at the University of Houston.  He earned a Bachelor's degree in engineering from Princeton University and a Ph.D.  in economics from the University of Chicago.  Mr. Allen holds the Chartered Financial Analyst designation and is also a member of the American Finance Association, the CFA Institute, and the FA Society of Houston.

Thomas N. Hunt III, CFA, CPA, Senior Partner.  Mr. Hunt serves as Chairman of the Domestic investment committee, and is also a member of the firm's other investment committees.  Prior to founding Eagle, Mr. Hunt was employed by Eagle Management & Trust Company.  Mr. Hunt also worked for the public accounting firm of Ernst & Young.  He earned a Bachelor's degree in accounting from the University of Texas and an MBA from the Harvard Business School.  Mr. Hunt holds the Chartered Financial Analyst and Certified Public Accountant designations and is also a member of the CFA Institute, the CFA Society of Houston, and the Texas Society of Certified Public Accountants.

Steven S. Russo, Senior Partner.  Mr. Russo serves as Director of Client Service, and is also a member of the firm's investment committees.  Prior to founding Eagle, Mr. Russo was employed by Eagle Management & Trust Company and Criterion Investment Management Company.  Mr. Russo earned a Bachelor's degree in finance from the University of Texas and an MBA from Rice University.  Mr. Russo also serves as a Board Member of the M.A.  Wright Fund at Rice University's Jones School of Management.

John F.  Gualy, CFA, Partner. Mr. Gualy serves as a portfolio manager and oversees Eagle's trading operations, and is also a member of the firm's investment committees.  Prior to founding Eagle, Mr. Gualy was employed by Eagle Management & Trust Company and as director of research for Continental Intervest.  He earned a Bachelor's degree in economics from the University of Texas and an MBA from Rice University.  Mr. Gualy holds the Chartered Financial Analyst designation, is a member of the CFA Institute and is a former President and Director of the CFA Society of Houston.  He also serves as an Adjunct Professor at Rice University’s Jones Graduate School of Business teaching an MBA class on Stock Analysis.  Mr. Gualy is a native of Colombia and is fluent in Spanish.

Each of the team members is a founding partner of the company and has been with the firm since its inception in 1996.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Other Information Relating to Eagle

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of December 31, 2012.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Eagle Global Advisors, LLC:
Edward R. Allen, III	3 ($79.7)	1 ($12.5)	525 ($764.0)	N/A	1 ($12.5)	0 ($0)
Thomas N. Hunt, III	3 ($79.7)	1 ($12.5)	525 ($764.0)	N/A	1 ($12.5)	0 ($0)
Steven S. Russo	3 ($79.7)	1 ($12.5)	525 ($764.0)	N/A	1 ($12.5)	0 ($0)
John Gualy	2 ($39.0)	1 ($12.5)	525 ($764.0)	N/A	1 ($12.5)	0 ($0)

Each team member is a partner and an equity owner of the firm.  Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on firm ownership.  Compensation of Eagle Partners is reviewed primarily on an annual basis.  Profit participations are typically paid near or just after year-end.

Eagle compensates its partners based primarily on the scale and complexity of their portfolio responsibilities.  The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts.  Eagle seeks to compensate partners commensurate with their responsibilities and performance competitively with other firms within the investment management industry.  This is reflected in partners' salaries.  Salaries and profit participation are also influenced by the operating performance of Eagle.  While the salaries of Eagle's partners are comparatively fixed, profit participation may fluctuate substantially from year to year, based on changes in financial performance of the firm.

As of December 31, 2012, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager

Edward R. Allen, III	None	None
Thomas N. Hunt, III	None	None
Steven S. Russo	None	None
John F. Gualy	None	None

WESTWOOD MANAGEMENT CORP.

Pursuant to Investment Sub-Advisory Agreements between TPL, the Trust and Westwood Management Corp., (“Westwood”) dated May 1, 2005, and January 3, 2006, Westwood serves as Investment Manager to the Large/Mid Cap Value Fund and the Small Cap Value Fund.  As such Westwood provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid Cap Value Fund and the Small Cap Value Fund respectively, subject to the supervision and direction of the Funds' Board of Trustees.  As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.  As of December 31, 2012, Westwood managed approximately $13.1 billion in client assets.

On February 24, 2012, the Board met to consider, among other matters, retaining Westwood as sub-investment Advisor for the Large/Mid Cap Value Fund and the Small Cap Value Fund, and after full consideration, renewed the agreements for an additional year.  A discussion of the Board's considerations in renewing the agreements are available in the Trust's audited annual report dated September 30, 2012.

Large/Mid Cap Value Fund &
Small Cap Value Fund

Westwood utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Fund’s portfolio.

Mr. Mark R. Freeman, CFA has served as Executive Vice President and Co-Chief Investment Officer for Westwood since December 2010.  Prior to this appointment, he served Westwood as Senior Vice President and Portfolio Manager from 2006 through 2010, and as Vice President and Portfolio Manager from 2000 through 2006.  Prior to joining Westwood, Mr. Freeman was with First American National Bank as a Fixed Income Strategist/Senior Economist.  He has served on the portfolio team of the Timothy Plan Large/Mid Cap Value Fund since Westwood assumed responsibility for management.  Mr. Freeman participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  He has authority to direct trading activity on the Fund, and is also responsible for representing the Fund to investors.  Mr. Freeman has more than 25 years of investment experience.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Mr. Scott D. Lawson, CFA has served as Vice President and Research Group Head for Westwood since 2008.  Prior to this appointment, he served as Senior Research Analyst from 2003, when he joined the firm, through 2008.  Before joining Westwood, Mr. Lawson was an Assistant Portfolio Manager with Bank of America from 2000 to 2003.  He has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since 2008.  Mr. Lawson participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors.  Mr. Lawson has more than 24 years of investment experience.

Mr. Jay K. Singhania, CFA has served as Senior Vice President for Westwood since December 2010.  Prior to this appointment, he served as Vice President and Research Group Head from 2008 through 2010, as Vice President and Research Analyst from 2004 to 2006, and as an Assistant Vice President from 2001, when he joined the firm, to 2004.  Before joining Westwood, Mr. Singhania worked as an analyst for Bank of America from 1999 to 2001, where he was also involved with due diligence and financial modeling.  He has served on the portfolio team for The Timothy Plan Large/Mid Cap Value Fund since Westwood assumed responsibility for management.  Mr. Singhania participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors.  Mr. Singhania has more than 16 years of investment experience.

Ms. Lisa Dong, CFA has served as Senior Vice President for Westwood since December 2010.  Prior to this appointment, she served Westwood as Vice President and Research Group Head from 2008 to 2010, as Vice President and Research Analyst from 2005 to 2008, as Assistant Vice President and Research Analyst from 2001 to 2005, and as Assistant Research Analyst from 2000 to 2001.  Ms. Dong has served on the portfolio team of the Timothy Plan Large/Mid Cap Value Fund since 2008 and on the Small Cap Value Fund since Westwood assumed responsibility for management.  She participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  She has authority to direct trading activity on the Fund, and she is also responsible for representing the Fund to investors.  Ms. Dong has more than 16 years of investment experience.

Mr. Todd L. Williams, CFA has served as Vice President and Research Analyst for Westwood since July 2005.  Prior to this appointment, he served Westwood as Assistant Vice President and Research Analyst from July 2003 to July 2005, and as Research Analyst from November 2002 to July 2003.  Before joining Westwood, Mr. Williams was a portfolio manager and analyst with AMR Investments, Inc.  He has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since Westwood assumed responsibility for management.  He participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio.  He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors.  Mr. Williams has more than 17 years of investment experience.

Mr. Matthew R. Lockridge has served as Vice President and Research Analyst since joining Westwood in May 2010.  He has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since January 2013 and the Small Cap Value Fund since December 2010.  Prior to joining Westwood, Mr. Lockridge was a Managing Director at Dearborn Partners, L.L.C.  At Dearborn, he was a member of the firm’s investment committee and oversaw all investments in the consumer and industrial sectors.  Prior to this, he was a Senior Consultant with Deloitte Consulting, L.L.P.  where he assisted clients with various corporate finance and accounting issues.   Mr. Lockridge participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors.  He has more than 11 years of investment experience.

Small Cap Value Fund

Other members of the Small Cap Value portfolio team, in addition to Ms. Lisa Dong and Mr. Matthew Lockridge, are Mr. William Costello and Mr. Graham Wong.

Mr. William E. Costello, CFA has served as Senior Vice President and Research Analyst since joining Westwood in July 2010.  He has served on the portfolio team for the Timothy Plan Small Cap Value Fund since December 2010.  Prior to joining Westwood, Mr. Costello was a Portfolio Manager and Director of Research at the Boston Company, where he worked from 1997 to 2010, and he worked at Delphi Management as a generalist equity analyst from 1992 until 1997.  He participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the target portfolio.  He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors.  Mr. Costello has more than 25 years of investment experience.

Mr. Graham Wong, CFA has served as Vice President, Research Analyst for Westwood since December 2010.  Prior to this appointment, he served Westwood as Assistant Vice President from 2006 to 2010.  He joined Westwood in 2002 as an Assistant Research Analyst.  He has served on the portfolio team for the Timothy Plan Small Cap Value Fund since Fund since December 2010.  Mr. Wong participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio.  He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors.  He achieved the designation of Chartered Financial Analyst in 2006 and has more than 10 years investment experience.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Other Information Relating to Westwood

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of December 31, 2012.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Westwood Management:
Mark R. Freeman, CFA	11 ($2347.22)	16 ($1277.72)	66 ($3712.32)	N/A	N/A	1 ($269.02)
Jay K. Singhania, CFA	9 ($1441.78)	7 ($712.40)	58 ($3382.91)	N/A	N/A	3 ($500.43)
Lisa Dong, CFA	10 ($1476.32)	13 ($946.75)	69 ($3494.07)	N/A	N/A	1 ($269.02)
Scott D. Lawson, CFA	9 ($1441.78)	6 ($711.29)	65 ($3148.14)	N/A	N/A	1 ($269.02)
Todd L. Williams, CFA	10 ($2320.86)	10 ($1015.92)	69 ($3925.25)	N/A	N/A	3 ($500.43)
William E. Costello, CFA	1 ($34.53)	4 ($41.18)	15 ($325.18)	N/A	N/A	2 ($231.41)
Graham Wong, CFA	4 ($564.19)	15 ($819.55)	62 ($2547.34)	N/A	N/A	0 ($0)
Matthew R. Lockridge	11 ($1546.23)	12 ($921.83)	77 ($3578.28)	N/A	N/A	1 ($269.02)

Westwood's compensation package includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product.  Westwood annually reviews all forms of compensation for all employees of the company.  Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.  In determining incentive compensation and annual merit-based salary increases, components of this evaluation are based in major part upon the portfolio performance, individual stock recommendations, and individual buy and sell recommendations.

As of December 31, 2012, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager

Mark R. Freeman, CFA	None	None
Jay K. Singhania, CFA	None	None
Lisa Dong, CFA	None	None
Scott D. Lawson, CFA	None	None
Todd L. Williams, CFA	None	None
William E. Costello, CFA	None	None
Graham Wong, CFA	None	None
Matthew R. Lockridge	None	None

DELAWARE MANAGEMENT COMPANY

Pursuant to the Investment Sub-Advisory Agreement between TPL, the Trust and Delaware Management Company (“Delaware”) dated August 6, 2010, Delaware assumed responsibility as the Investment Manager to the REIT sleeve of the Defensive Strategies Fund.  As Investment Manager, Delaware provides advice and assistance to TPL in the selection of appropriate investments for the Fund’s REIT sleeve, subject to the supervision and direction of the Funds’ Board of Trustees.  As compensation for its services, Delaware receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets in the REITs portion of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.  As of December 31, 2012, Delaware managed approximately $179.8 billion in client assets.

On February 24, 2012, the Board met to consider, among other matters, retaining Delaware as sub-investment Advisor for the REIT Sleeve of the Defensive Strategies Fund, and after full consideration, renewed the agreement for an additional year.  A discussion of the Board's considerations in renewing the agreement is available in the Trust's audited annual report dated September 30, 2012.

Defensive Strategies | REIT Sleeve

The Team members managing the REIT sleeve are as follows:

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Babak “Bob” Zenouzi, is the Senior Vice President and Chief Investment Officer for REIT Equities.  He is the lead manager for the domestic and global REIT effort at Delaware Investments, and serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s.  Mr. Zenouzi rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities.  In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio.  He began his career with The Boston Company, where he held several positions in accounting and financial analysis.  Mr. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College.  He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA is a Vice President and Senior Portfolio Manager.  Mr. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for REIT investments and convertibles.  He also serves as a portfolio manager for the firm’s Dividend Income products.  From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates.  Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Other Information Relating to Delaware Management Company
The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of December 31, 2012.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Delaware Management Company:
Babak Zenouzi	16 ($2,899)	0 ($0)	3 ($265)	N/A	N/A	N/A
Damon Andres	9 ($1,560)	0 ($0)	2 ($265)	N/A	N/A	N/A

Investment professionals are compensated with a combination of a base salary, a short-term incentive bonus (which may include various objective and subjective components), and long-term equity.  Key operating principles of the total compensation plan are to compensate professionals in direct relation to performance in their respective realms of responsibility and the overall business success of the team and to reflect total cash compensation that is closely aligned to the competitive market.

As of December 31, 2012, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager

Babak Zenouzi	None	None
Damon Andres	None	None

CORECOMMODITY MANAGEMENT, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and CoreCommodity Management, LLC (“CORE”), formerly Jefferies Asset Management Company, LLC, dated September 27, 2011, CORE assumed responsibility as the Investment Manager to the commodities-based sleeve of the Defensive Strategies Fund.  As Investment Manager, CORE provides advice and assistance to TPL in the selection of appropriate investments for the Fund’s commodities-based sleeve, subject to the supervision and direction of the Funds’ Board of Trustees.  As compensation for its services to the Fund, CORE receives from TPL an annual fee at an annual rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.  As of December 31, 2012, CORE managed approximately $5 billion in client assets.

Defensive Strategies | Commodities Sleeve
Mr. Adam C. De Chiara serves as the Fund's commodities-based Portfolio Manager and is responsible for all investment decisions for the Fund.

Adam De Chiara is a Co-President of CORE and the Portfolio Manager of the CORE Commodity Programs.  Mr. De Chiara began his commodity career in 1991 at Goldman Sachs where he was responsible for trading the Goldman Sachs Commodity Index (“GSCI”).  In 1994, Mr. De Chiara founded the commodity index group at AIG, where he designed and launched the Dow Jones - AIG Commodity Index.  In 2003, Mr. De Chiara co-founded the commodities group at Jefferies.  Mr. De Chiara received a BA from Harvard University and a JD from Harvard Law School.  Mr. De Chiara also serves on the Executive Committee, an advisory committee to senior management of Jefferies Group, Inc. and its affiliates.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Other Information Relating to CoreCommodity Management, LLC
The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of December 31, 2012.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
CoreCommodity Management, LLC:
Adam De Chiara	4 ($524)	2 ($295)	18 ($1,527)	N/A	N/A	N/A

The portfolio manager’s total compensation consists of base salary and cash bonus, and may also include equity-based compensation with respect to Jefferies Group, Inc.  The portfolio manager is eligible to receive bonuses, which may be significantly more than his base salary, upon attaining certain performance objectives based on measures of individual, group or department success.  These goals are specific to the portfolio manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process, and, absent a contractual agreement, bonuses are determined at the discretion of CORE.  Likewise, while the portfolio manager may manage accounts that have a performance or outperformance fee component, absent a contractual arrangement, bonuses are determined at the discretion of CORE.  Certain portfolio managers may also have employment contracts, which may guarantee severance payments in the event of involuntary termination.

As of December 31, 2012, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager

Adam De Chiara	None	None

BARROW, HANLEY, MEWHINNEY AND STRAUSS, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Barrow, Hanley, Mewhinney and Strauss, LLC (“BHMS”), dated  July 1, 2004 (the “BHMS Sub-Advisory Agreement”), BHMS provides advice and assistance to TPL in the selection of appropriate investments for the Fixed-Income Fund.  Pursuant to amendments to the Agreement dated May 1, 2007, and November 1, 2009, BHMS provides such advice to the High Yield Bond Fund and to the Debt Instrument Sector of the Defensive Strategies Fund, respectively, subject to the supervision and direction of the Funds' Board of Trustees.  As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, BHMS receives from TPL an annual fee at a rate equal to 0.25% of the average net assets of each Fund.  As compensation for its services with respect to the Defensive Strategies Fund, BHMS receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Sector of the Fund.  As of December 31, 2012, BHMS managed approximately $67.7 billion in client assets.

 On February 24, 2012, the Board met to consider, among other matters, retaining BHMS as sub-investment Advisor for the Fixed Income Fund, High Yield Bond Fund, and Defensive Strategies Fund Debt Instrument Sector and after full consideration, renewed the agreement for an additional year.  A discussion of the Board's considerations in renewing the agreement is available in the Trust's audited annual report dated September 30, 2012.

Fixed Income Fund &
High Yield Bond Fund

BHMS employs a team concept in the management of the Timothy Plan Funds.  Team members are assigned specific sector responsibilities, but enjoy equal responsibilities in the investment process.  The members have equal say in the actual management under the guidance of John S. Williams who serves BHMS as the Chief Investment Officer for fixed income strategies.  The other members of the team are David R. Hardin, Mark C. Luchsinger, Scott McDonald, and Deborah A. Petruzzelli.

Mr. John S. Williams, who joined BHMS in 1983, is the senior member of the team, and has served as a portfolio manager for over 20 years at BHMS.  In addition to serving as CIO for the Fund, he also specializes as an analyst in the energy and utility industries.

Mr. David R. Hardin also has over 20 years as a portfolio manager.  He joined BHMS in 1987, and currently serves the firm as the director of credit research specializing in the high yield sector, and manages the municipal portfolios.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Mr. Scott McDonald joined BHMS in 1995. He is a portfolio manager specializing in corporate and government bonds, and is an analyst of the finance sector, including banks and the sovereign sector.

Mr. Mark C. Luchsinger joined BHMS in 1997, and currently specializes in investment grade and high yield corporate bond strategies, and is analyst for the basic materials, consumer and technology industries.

Ms. Deborah A. Petruzzelli joined BHMS in 2003.  She specializes in the mortgage-backed, asset-backed and structured product securities sectors.  During her over 20 year financial services career, she has served as a managing director and senior portfolio manager.

Defensive Strategies | Debt Instrument Sector

Mr. John S. Williams, who joined BHMS in 1983, is the portfolio manager for the Debt Instrument Sector of the Defensive Strategies Fund.

Other Information Relating to BHMS
The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of December 31, 2012.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Barrow, Hanley, Mewhinney & Strauss, LLC:
John S. Williams	3 ($ 537.6)	3 ($ 591.1)	144 ($ 10,736.0)	N/A	N/A	1 ($ 762.0)
David R. Hardin	3 ($ 537.6)	3 ($ 591.1)	144 ($ 10,736.0)	N/A	N/A	1 ($ 762.0)
J. Scott McDonald	3 ($ 537.6)	3 ($ 591.1)	144 ($ 10,736.0)	N/A	N/A	1 ($ 762.0)
Mark C. Luchsinger	3 ($ 537.6)	3 ($ 591.1)	144 ($ 10,736.0)	N/A	N/A	1 ($ 762.0)
Deborah A. Petruzzelli	3 ($ 537.6)	3 ($ 591.1)	144 ($ 10,736.0)	N/A	N/A	1 ($ 762.0)

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually.  Analysts and portfolio managers are rated on their value added to the team-oriented investment process.  Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  Compensation is not tied to a published or private benchmark.  It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager, and portfolio managers are not compensated for bringing in new business.  Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit.  The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team.  The compensation of the portfolio management team at the Sub-Advisor will increase over time, if and when assets continue to grow through competitive performance.

As of December 31, 2012, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager

John S. Williams	None	None
David R. Hardin	None	None
J. Scott McDonald	None	None
Mark C. Luchsinger	None	None
Deborah A. Petruzzelli	None	None

BRANDES INVESTMENT PARTNERS, LP

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Brandes Investment Partners, LP (“Brandes”) dated November 30, 2012, Brandes serves as Investment Manager to the Emerging Markets Fund.  As Investment Manager, Brandes provides advice and assistance to TPL in the selection of appropriate investments for the Emerging Markets Fund, subject to the supervision and direction of the Fund’s Board of Trustees. As compensation for its services, Brandes receives from TPL an annual fee at a rate equal to 0.75% of assets of the Fund.  As of March 31, 2013, Brandes managed approximately $2.63 billion in client assets.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

On November 16, 2012, the Board met to consider, among other matters, retaining Brandes as Investment Manager for the Emerging Markets Fund and after full consideration, directed the Advisor to proceed with an initial Management Agreement for two years. A discussion of the Board's considerations in renewing the agreement will be provided in the Trust's semi-annual report, dated March 31, 2013.

The following members of Brandes make up the portfolio management team for the Emerging Markets Fund:

Douglas Edman, CFA, a limited partner of the firm’s parent company, is a Senior Analyst and a voting member of the Emerging Markets Investment Committee. He performs research in the oil and gas industry. Before joining Brandes, Mr. Edman worked for Goldman Sachs as a Credit Analyst where he managed the credit rating agency relationships and commercial paper programs for clients in the energy and telecommunications industries. He also worked for Chevron as a Project Engineer and was responsible for the design and construction of oil field processing facilities. Mr. Edman earned his MBA in finance from the Wharton Business School at the University of Pennsylvania. He graduated from the University of Southern California with a BS in chemical engineering. Mr. Edman is a member of the CFA Society of San Diego and has 22 years of investment experience.

Christopher Garrett, CFA is an Institutional Portfolio Manager and a member of the firm’s Emerging Markets Investment Committee. He also serves as a Product Coordinator for the Emerging Markets Portfolio. Before joining Brandes, Mr. Garrett worked as a Portfolio Manager/Analyst for Dupont Capital Management and a Corporate Loan Officer for both First Interstate Bank of California and City National Bank. He earned his MBA from Columbia University’s Columbia Business School and his BS in finance from Arizona State University. Mr. Garrett has 20 years of finance and investment experience.

Gregory Rippel, CFA is a Senior Analyst on the Consumer Products Team and is responsible for fundamental research on companies in several consumer-related industries. He is also a voting member of the firm's Emerging Markets Investment Committee. Before joining Brandes, Mr. Rippel worked as an Underwriter at Greyrock Capital, a subsidiary of Bank of America and as a Senior Associate for Coopers & Lybrand. He earned his MBA from the McCombs School of Business at the University of Texas at Austin and his BA in business economics from the University of California, Santa Barbara. Mr. Rippel is a Certified Public Accountant and has 17 years of accounting, finance and investment experience.

Gerardo Zamorano, CFA, a limited partner of the firm’s parent company, leads the firm’s research efforts in the telecommunications sector. He is also a member of the Emerging Markets Investment Committee. Before joining Brandes, Mr. Zamorano worked for the International Finance Corporation, part of the World Bank Group, as an Assistant Investment Officer in the Latin America Department. He graduated magna cum laude, earning his BSE from the Wharton School of Business of the University of Pennsylvania and his MBA from the Kellogg Graduate School of Management of Northwestern University. He has 16 years of investment experience.

Louis Lau, a limited partner of the firm’s parent company is a Senior Analyst on the Financial Institutions Research Team. In addition, he is a voting member of the Emerging Markets Investment Committee. Before joining Brandes, Mr. Lau worked in investment banking and equity capital markets for Goldman Sachs. He earned his MBA with honors in finance and accounting from the Wharton School at the University of Pennsylvania. He served as Director of Research and Portfolio Manager of the Wharton Investment Management Fund, a U.S. small-cap value fund. Mr. Lau earned his BBA in finance with merit from the National University of Singapore and attended the University of Michigan (Ann Arbor) and New York University. He has 14 years of finance and investment experience.

Other Information Relating to Brandes

The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of June 1, 2013.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Brandes Investment Partners:
Doug Edman, CFA	2 ($172)	4 ($535)	438 ($1,089)	N/A	N/A	N/A
Chris Garrett, CFA	2 ($172)	4 ($535)	438 ($1,089)	N/A	N/A	N/A
Louis Lau	2 ($172)	4 ($535)	438 ($1,089)	N/A	N/A	N/A
Greg Rippel, CFA	2 ($172)	4 ($535)	438 ($1,089)	N/A	N/A	N/A
Gerardo Zamorano, CFA	2 ($172)	4 ($535)	438 ($1,089)	N/A	N/A	N/A

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Brandes Investment Partners complements competitive base compensation with participation in a discretionary annual bonus program.  Portfolio managers/analysts are eligible to participate in the bonus program and any individual award is linked to a number of qualitative and quantitative evaluation criteria.  The criteria include research productivity, quality and productivity of work done by portfolio management and research professionals, the attainment of client service goals, and the firm’s business results.  In addition, all employees are eligible for participation in the company’s profit sharing plan.

Another key element of the firm’s compensation structure is the opportunity for participation in the firm’s equity through partnership or phantom equity.  Under the terms of the phantom equity plan, individual participants become eligible for subsequent payments that attempt to simulate a proportionate beneficial ownership interest in the firm.

In summary, the firm’s total compensation structure has been designed to enhance positive performance on behalf of portfolio managers/analysts, and to reward contributing investment professionals.

As of June 1, 2013, the Portfolio Managers listed below held a beneficial interest in the following Timothy Plan Funds:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager

Doug Edman, CFA	None	None
Chris Garrett, CFA	None	None
Louis Lau	None	None
Greg Rippel, CFA	None	None
Gerardo Zamorano, CFA	None	None

SUB-ADVISOR FEES

The following table sets forth the fees paid to each Sub-Advisor by TPL for the fiscal years ended September 30, 2010, 2011 and 2012:

Investment Manager	2010	2011	2012
Chartwell Investment Partners – Aggressive Growth	$61,646	$75,301	$60,722
Chartwell Investment Partners – Large/Mid Cap Growth	$138,488	$148,891	$147,754
Eagle Global Advisers – International	$217,225	$248,703	$185,972
Eagle Global Advisers – Israel Common Values (1)	N/A	N/A	$49,018
Delaware Management Company – Defensive Strategies REITs Sleeve (2)	$3,590	$31,185	$47,566
Barrow, Hanley, Mewhinney and Strauss – Defensive Strategies Debt Instrument Sector	$14,814	$21,939	$32,408
Barrow, Hanley, Mewhinney and Strauss – Fixed Income	$148,035	$167,804	$183,013
Barrow Hanley, Mewhinney and Strauss – High Yield Bond	$51,592	$64,712	$80,608
Westwood Management Corp. – Large/Mid Cap Value	$264,260	$290,180	$316,999
Westwood Management Corp. – Small Cap Value	$156,194	$167,403	$164,445
Brandes Investment Partners, LP – Emerging Markets (4)	N/A	N/A	$3,236
CoreCommodity Management - Defensive Strategies Commodities Sleeve (3)	N/A	$419	$104,818

(1)	The Fund commenced investment operations on October 11, 2011.
(2)	Under an agreement entered into in August, 2010, Delaware Management Company assumed responsibility for management of the REITs sleeve of the Defensive Strategies Fund.
(3)	For the period September 27, 2011 through September 30, 2011.
(4)	The Fund commenced investment operations on December 3, 2012.

Officers and Trustees of the Trust

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed as follows:

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the Past 5 years
President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1055 Maitland Center Commons Maitland, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.
None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years.
Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami. Associate Professor Stetson University for past 35 years.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2010	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 1055 Maitland Center Commons Maitland, FL Born: 1946	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 1055 Maitland Center Commons Maitland, FL Born: 1950	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1055 Maitland Center Commons Maitland, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 1055 Maitland Center Commons Maitland, FL Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 1055 Maitland Center Commons Maitland, FL Born: 1951	Trustee, Vice Chairman	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague 1055 Maitland Center Commons Maitland, FL Born: 1973	Trustee	Indefinite; Trustee since 2011	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

ADDITIONAL INFORMATION ABOUT THE TRUSTEES

The Board of Trustees believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Trustees believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion.  The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Funds and the Trust.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years prior to establishing Timothy Partners, Ltd, the advisor and distributor of the Timothy Plan Funds.  Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Joseph Boatwright served as senior pastor of Aloma Baptist Church in Winter Park, Florida, for over twenty-five years.  Pastor Boatwright brings a unique understanding of the scriptures to the Board, which serves well in the attempt to oversee the moral agenda of the Funds.

Mat Staver is the Dean of Liberty University School of Law and the founder and chairperson of Liberty Counsel.  Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Richard Copeland is an attorney who specializes in estate planning and probate.  Mr. Copeland received an LLM in taxation from the University of Miami, and has extensive experience in the taxation arena.  He is also a professor in the College of Business Administration at Stetson University.

Deborah Honeycutt is a physician practicing in the Atlanta, GA area.  Dr.  Honeycutt has experience in managing and directing health clinics and as a family medical practitioner.  She brings extensive business experience, as well as experience in the health care sector, to the Board.

Bill Johnson has been in the ministry front lines in the fight against pornography.  Mr. Johnson brings a keen knowledge of the various forms of pornography, as well as hands-on experience running a non-profit organization.

John Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States.  Mr. Mulder brings proficiency in taxation as well as the skills he has acquired in managing a national organization.

Charles Nelson is a former audit partner in a national accounting firm.  Mr. Nelson holds an MBA and is a Certified Public Accountant.  He is a former college instructor, and brings a combination of business, financial, and accounting skills to the Board.

Scott Preissler, PhD is a former executive director of a worldwide ministry, and currently serves as chairperson of the stewardship department at Southwestern Baptist Theological Seminary.  Dr.  Preissler brings extensive organizational and public service experience to the Board.

Alan Ross is an entrepreneur specializing in corporate turn-around ventures.  Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

Kenneth Blackwell brings his vast experience and unique perspectives gained as the former mayor of Cincinnati, Ohio, overseas ambassador, author, and celebrated business entrepreneur.

Patrice Tsague brings a unique combined perspective from his career that includes counseling for international entrepreneurship and development of organizational techniques and avenues for businesses.

References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission and do not constitute indicating that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or on the Board by reason thereof.

BOARD STRUCTURE

The Board of Trustees is responsible for overseeing the management and operations of the Trust and the Funds.  The Board consists of eight Independent Trustees and three Trustees who are interested persons of the Trust.  Arthur D. Ally, who is an interested person of the Trust , serves as Chair of the Board, Mr. Alan Ross serves as Vice-Chair of the Board, and Mr. Charles Nelson serves as the Lead Independent Trustee.  Mr. Ross and Mr. Nelson work with Mr. Ally to set the agendas for the Board and Committee meetings, chair meetings of the Independent Trustees, and generally serve as a liaison between the Independent Trustees and the Trust's management between Board meetings.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

The Board of Trustees has one standing committee:  the Audit Committee.  The Audit Committee is chaired by an Independent Trustee.  The Audit Committee consists of Messrs. Nelson, Mulder and Copeland.  Mr. Nelson chairs the Committee.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met two times during the last fiscal year.

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Funds.  The Board also may hold special meetings to address matters arising between regular meetings.  The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel.  These meetings may take place in person or by telephone.  Through the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Trust management.  The Board of Trustees has determined that its committee structure helps ensure that the Funds have effective and independent governance and oversight.  Given the Advisor's sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Funds, and Mr. Ally's senior leadership role within the Advisor, the Board elected him Chairman.  The Board reviews its structure regularly and believes that its leadership structure, including having at least two thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair, Mr. Ross as Vice-Chair and Mr. Nelson as the Board's Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics.  The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

BOARD OVERSIGHT OF RISK

An integral part of the Board's overall responsibility for overseeing the management and operations of the Trust is the Board's oversight of the risk management of the Trust's investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk.  The Trust, the Advisor and the other service providers have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.  These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Audit Committee.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Trustees requires management of the Advisor and the Trust, including the Trust's Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Trust's independent public accountants on internal control and financial reporting matters.  On at least an annual basis, the Independent Trustees meet separately with the Funds' CCO outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Funds' CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance, as well as reports regarding the valuation of the Funds' securities.  In addition, in its annual review of the Funds' advisory agreements, the Board reviews information provided by the Advisor relating to its operational capabilities, financial condition and resources.  The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of Funds in the Trust and the effectiveness of its committee structure.

The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes, procedures and controls to eliminate or mitigate every occurrence or effect.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

TRUSTEE OWNERSHIP

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee.  As of December 31, 2012, the Trustees owned the following dollar ranges of Fund shares.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Name of Person	Dollar Range of Equity Securities each Fund		Aggregate Dollar Range of Equity Securities in all Funds overseen by Director in the Timothy Plan Family of Funds
Interested Trustees
Arthur D. Ally			$1	–	$10,000
	Aggressive Growth	$1 - $10,000
	Conservative Growth	$1 - $10,000
	Defensive Strategies	$1 - $10,000
	Emerging Markets	$1 - $10,000
	Fixed Income	$1 - $10,000
	Israel Common Values	$1 - $10,000
	Large/Mid Cap Growth	$1 - $10,000
	Large/Mid Cap Value	$1 - $10,000
	Small Cap Value	$1 - $10,000
	Strategic Growth	$1 - $10,000
Joseph E. Boatwright				Over	$100,000
	Conservative Growth	$50,001 - $100,000
	Fixed Income	$10,001 - $50,000
	Large/Mid Cap Value	$50,001 - $100,000
	Small Cap Value	$10,001 - $50,000
	Strategic Growth	$50,001 - $100,000
Mathew D. Staver				Over	$100,000
	Israel Common Values	$1 - $10,000
	Small Cap Value	Over $100,000
	Strategic Growth	$10,001 - $50,000

Independent Trustees
Kenneth Blackwell	None				None
Richard W. Copeland	None				None
Deborah Honeycutt	None				None
Bill Johnson			$10,001	–	$50,000
	Conservative Growth	$10,001 - $50,000
	Defensive Strategies	$1 - $10,000
	High Yield Bond	$1 - $10,000
John C. Mulder	None				None
Charles E. Nelson	None				None
Scott Preissler, Ph.D.	None				None
Alan M. Ross	None				None
Patrice Tsague			$10,001	–	$50,000
	International	$1 - $10,000
	Large/Mid Cap Value	$1 - $10,000
	Strategic Growth	$1 - $10,000

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Compensation

Compensation was paid by the Trust to the Trustees during the past calendar year as set forth in the table below.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Interested Trustees
Arthur D. Ally, Chairman	$0	$0	$0	$0
Joseph E. Boatwright, Secretary	$0	$0	$0	$0
Mathew D. Staver	$0	$0	$0	$0
Independent Trustees
Kenneth Blackwell	$2,250	$0	$0	$2,250
Richard W. Copeland	$3,000	$0	$0	$3,000
Deborah Honeycutt	$3,000	$0	$0	$3,000
Bill Johnson	$2,250	$0	$0	$2,250
John C. Mulder	$2,250	$0	$0	$2,250
Charles E. Nelson	$3,000	$0	$0	$3,000
Scott Preissler, Ph.D.	$3,000	$0	$0	$3,000
Alan M. Ross	$2,250	$0	$0	$2,250
Patrice Tsague	$3,000	$0	$0	$3,000

Code of Ethics

The Trust, the Advisor, the investment managers and the Funds' underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940.  The personnel subject to the Code are permitted to invest in securities; however, the Advisor's, Trust's and underwriter's employees are prohibited from purchasing securities that are held by the Funds.  You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.   Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406.   The amended Codes of Ethics adopted by the Trust, TPL, and each Sub-Advisor, have each been reviewed and ratified by the Board of Trustees.

Proxy Voting Policies

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust.  These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds' proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov).  Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.  A copy will also be sent to you, free of charge, at your request by writing to the Trust at Gemini Fund Services, Inc., 450 Wireless Blvd., Hauppauge, NY 11788, or calling toll free at 1-800-846-7527.  A summary of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix A.

Section 4 | Control Persons and Principal Holders of Securities

CLASS I SHARES ARE BEING OFFERED FOR THE FIRST TIME VIA THIS SAI.  ACCORDINGLY, THERE ARE NO 5% SHAREHOLDERS.

For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A controlling ownership may be detrimental to the other shareholders of the company.

Section 5 | Investment Advisory and Other Services

Principal Underwriter

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons, Maitland, FL  32751, acts as the principal underwriter (the “Underwriter”) of the Funds' shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds' Trustees.  TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S.  Securities and Exchange Commission and is a member in good standing of the Financial Industry Regulatory Authority.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust.   Mr. Ally is also President of Timothy Partners, Ltd.   Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.  Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund.  Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

Transfer/Fund Accounting Agent/Administrator

Gemini Fund Services, Inc., 450 Wireless Blvd., Hauppauge, NY 11788 serves as transfer agent, fund accounting agent and administrator to the Trust pursuant to a written agreement dated August 8, 2011.  Prior to the engagement of Gemini Fund Services, Inc., Huntington Asset Services, Inc.  had provided transfer agent, fund accounting and administrative services to the Trust.

For the Trust's fiscal periods ended September 30, 2010, 2011, and 2012, the Trust paid the following fees for transfer agency, fund accounting and administration:

Service	2010	2011	2012
Administration Fees	$1,088,949	$1,386,859	$1,201,887

Other Service Providers

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH  44115, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2013.  Cohen Fund Audit Services, Ltd.  performs an annual audit of the Funds' financial statements and provides financial, tax, and accounting consulting services as requested.

Service Agreements

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds' investments.  The custodian acts as the Funds' depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.  For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.00012) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

Section 6 |  Brokerage Allocation

Brokerage Transactions

The Funds' Advisor and/or investment Sub-Advisor, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer.  Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.  The Advisor and each Sub-Advisor are prohibited from considering brokerage allocation to dealers in consideration of a dealers' distribution efforts of Portfolio or Fund shares.   The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer Fund share sales.

TPL, through the investment managers, is responsible for making the Funds' portfolio decisions subject to instructions described in the applicable prospectus.  The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an Advisor, or held by TPL or the investment manager for their own accounts.  If purchases or sales of securities for a Fund or other entities for which they act as investment Advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all.  To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions.  In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts.  In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board of Trustees of the Trust regularly reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

Commissions

The chart below shows the brokerage fees and commissions paid by the Funds for the abbreviated period January 1, 2009 through September 30, 2009, and fiscal years ending September 30, 2010, 2011 and 2012 as set forth below.

	20091	2010	2011	2012
Aggressive Growth Fund	$77,157	$53,183	$70,920	$61,139
International Fund	$57,052	$64,477	$63,397	$40,730
Large/Mid Cap Growth Fund	$78,373	$84,231	$104,554	$94,405
Small Cap Value Fund	$46,328	$57,611	$64,405	$74,460
Large/Mid Cap Value Fund	$27,186	$23,385	$10,553	$6,992
Defensive Strategies Fund	N/A	$19,165	$36,882	$104,740
Israel Common Values Fund 2	N/A	N/A	N/A	$36,320
Emerging Markets Fund 3	N/A	N/A	N/A	N/A
Fixed Income Fund	N/A	N/A	N/A	N/A
High Yield Bond Fund	N/A	N/A	N/A	N/A
Strategic Growth Fund	$0	$0	$0	$0
Conservative Growth Fund	$0	$0	$0	$0

1.	In 2009, the Board of Trustees voted to change the Funds to fiscal years ending on September 30.
2.	The Fund commenced investment operations on October 11, 2011.
3.	The Fund commenced investment operations on December 3, 2012.

Section 7 | Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The shares of the Timothy Plan Funds are continuously offered by the Distributor.  Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased.  Once both are received, such orders will be confirmed at the next determined net asset value per share (based upon valuation procedures described in the prospectus), as of the close of business of the business day on which the completed order is received, normally 4 p.m.  Eastern time.  Completed orders received by the Funds after 4 p.m.  will be confirmed at the next business day's price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts (“IRAs”), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code.  Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions.  The Timothy Plan Funds sponsor IRAs.  Subject to certain income restrictions, individuals, who are active participants in an employer maintained retirement plan, are eligible to contribute on a deductible basis to an IRA account.  All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution.  Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans.  Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA.  Your rollover contribution is not subject to the limits on annual IRA contributions.  You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

The Timothy Plan Funds may be utilized as investment vehicles for employer sponsored and administered 403(b) retirement plans, by schools, hospitals, and certain other tax-exempt organizations or associations.  403(b) contributions, to the extent they satisfy the Plan Document requirements and do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs.  While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income.  The contribution limit in 2012 is $5,000 annually ($10,000 for joint returns) in aggregate with contributions to traditional IRAs.  Certain catch-up provisions and income phase-outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents.  Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts.  In the case of IRAs and 403(b) Plans, Constellation Trust acts as the plan custodian.  The Fund custodian, Constellation Trust, charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the Fund underwriter, Timothy Partners, Ltd.  These IRA fees are detailed in the plan documents; you should consult your employer's plan document for details of the expenses incurred by 403(b) accounts.  You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

DEALER TRANSACTION FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer.  Processing or service fees typically are in addition to the sales and other charges described in the prospectus and this statement of additional information.  Your dealer will provide you with specific information about any processing or service fees you will be charged.

Redemption of Shares

The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described below.  The redemption price may be more or less than your cost, depending upon the net asset value per Class at the time of redemption.  Shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments, who may charge a transaction fee or other fee for their services at the time of redemption.  Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind.  However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder.  Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund.  Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund's portfolio.  Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption.  The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

Section 8 | Taxation of the Fund

Taxation

The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;  (ii) distribute at least 98.2% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's “required distributions” over actual distributions in any calendar year.  Generally, the “required distribution” is 98% of a Fund's ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years.  Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.  Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund.  Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income.  Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund.  A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.  A redemption of a Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares.  An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences.  In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.  Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

By law, each Fund must withhold a percentage of your taxable distributions and proceeds (“back-up withholding”) if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so.  The withholding provision generally does not apply to nonresident aliens.  Ordinarily, distributions and redemption proceeds earned by a Fund's shareholders are not subject to withholding of federal income tax.  However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder.  Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back-up withholding due to the underreporting of certain income.  These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect.  For the complete provisions, reference should be made to the pertinent Code sections and regulations.  The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

Section 9 | Calculation of Performance Data

Performance

Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders.  Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent.  The yield is quoted on the basis of earnings after expenses have been deducted.  Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.  Occasionally, a Fund may include their distribution rates in advertisements.  The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S.  Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission.  Current yield and total return quotations used by a  Fund are based on the standardized methods of computing performance mandated by the Commission.  An explanation of those and other methods used by the Funds to compute or express performance follows.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

AVERAGE ANNUAL TOTAL RETURN QUOTATION

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result.  The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period.  The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees.  According to the Commission formula:

P(1+T)n = ERV

WHERE:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
	ERV	=
ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

After Taxes on Distributions

P(1+T)n = ATVD

After Taxes on Distributions and Redemptions

P(1+T)n - ATVDR

WHERE:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable,
	n	=	number of years.
	ATVD	=
ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or fractional portion), after taxes on redemption.

	ATVDR	=
ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or financial portion) after taxes on fund distributions and redemption.

Based on these formulas, annualized total returns were as follows for the periods and Funds indicated:

YIELD QUOTATION
A fund's “yield” is determined in accordance with the method defined by the Securities and Exchange Commission.  A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd+1)6 – 1]

WHERE:	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security.  Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).  With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Section 10 | Financial Statements

The Trust's financial statements, including the notes thereto, dated September 30, 2012, which have been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, are incorporated by reference from the Timothy Plan's 2012 Annual Reports to Shareholders.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Appendix A | Proxy Voting Policy

Preface

Timothy Partners, Ltd.  (“Advisor”) is registered with the Securities and Exchange Commission as an investment Advisor under the Investment Advisors Act of 1940, as amended (“Advisors Act”).  Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”).  As the investment Advisor to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds' investment portfolios.  Because the Funds’ Sub-Advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Funds’ Sub-Advisors to vote proxies, and each Sub-Advisors' proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a Sub-Advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds' shareholders.  Sub-Advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote.  Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause Sub-Advisors to vote, to promote the Funds' shareholders' best interests.  In determining how to vote proxies, Advisor and Sub-Advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations.  Further, Advisor and Sub-Advisors will not subordinate the economic interest of the Funds' shareholders to their own interests or to that of any other entity or interested party.

Key Proxy Voting Issues

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus.   Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds' stated investment objectives.  Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on the Funds' shareholder values.  In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Trustees

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise.  Advisor believes that company directors should act in the long-term best interests of the company's shareholders and the company as a whole.  Generally, subsequent to the moral considerations addressed above, when called upon by a Sub-Advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders.  Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

i.
In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company's performance.

ii.
Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

iii.	A director nominee's attendance at less than 75% of required meetings – Frequent non-attendance at board meetings will be grounds for voting against re-election.

iv.
Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor's actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders' best interests to have bright and experienced directors serving on a company's board.  To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors.  Advisor will consider whether proposals relating to director compensation are reasonable in relation to the company's performance and resources.  Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders.  As previously stated, each issue will be analyzed on an issue-by-issue basis.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

2.    Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company.  When called upon by a Sub-Advisor to vote:

i.
Corporate Defenses |  Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion.  Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii.
Corporate Restructuring |  These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations.  In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii.
Capital Structure |  Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock.  As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring.  Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv.
Executive Compensation |  Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values.  Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company.  Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance.  Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v.
Independent Registered Public Accountants |  The engagement, retention and termination of a Company's independent auditors must be approved by the Company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the Company, except for directors' fees.  In reliance on the audit committee's recommendation, Advisor generally will vote to ratify the employment or retention of a Company's independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the Company's financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company.  When called upon by a Sub-Advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company.  In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a Sub-Advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

~~•~~	Whether the proposal creates a stated position that could affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

~~•~~	The percentage of assets of the company that will be devoted to implementing the proposal;

~~•~~	Whether the issue is more properly dealt with through other means, such as through governmental action;

~~•~~	Whether the company has already dealt with the issue in some other appropriate way; and

~~•~~	What other companies have done in response to the issue.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company.  Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders.  Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable.  Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

Proxy Voting Procedures

1.      The Proxy Voting Officer

Advisor hereby appoints Mr. Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds' accounts (the “Proxy Voting Officer”) when called upon by a Sub-Advisor to vote.  The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer's belief.  The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer's belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.      Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust's Board of Trustees all proxies solicitations that, in the Proxy Voting Officer's reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”).  Conflict of interest transactions include, but are not limited to, situations where:

1.	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer’s management or the soliciting shareholder(s);

2.	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

3.	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

4.	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer's possession that would enable the Board to make an informed decision on the matter.  The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.      Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from Sub-Advisors and votes cast when called upon by a Sub-Advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer; (ii) the exchange ticker symbol for the security; (iii) the CUSIP number; (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on; (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner.  The report shall also include a summary of all transactions which, in the Proxy Voting Officer's reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.      Responding to Fund Shareholders' Request for Proxy Voting Disclosure

Consistent with this Policy, Sub-Advisors shall submit to Timothy Partners, Ltd.  a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX.  In addition, the Proxy Voting Officer shall make the Fund's proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website.  The Timothy Plan website shall notify shareholders of the Fund that the Fund's proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust's toll-free number as listed in its current prospectus.  Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

Record Keeping

In connection with this Policy, the Proxy Voting Officer, when called upon by a Sub-Advisor to vote, shall maintain a record of the following:

1.
copies of all proxy solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and  the shareholder meeting date;

2.	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

3.	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

4.	copies, if any, of all waiver requests submitted to the Board and the Board's final determination relating thereto;

5.	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board's final determination relating thereto;

6.	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

7.	copies of all votes cast;

8.	copies of all quarterly summaries presented to the Board; and

9.	copies of all shareholder requests for the Fund's proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisors Act.  Copies shall be provided to Timothy Partners, Ltd. promptly upon request.

Summary

Timothy Partners, Ltd.  (the “Advisor”) is registered with the Securities and Exchange Commission as an Investment Advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”).  Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”),  the Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”).  As the Investment Advisor to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios.  With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to Sub-Advisors.  Because a Fund's Sub-Advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund's Sub-Advisor.  Each Sub-Advisor's proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, will vote, or cause the Funds' Sub-Advisors to vote, proxies in a manner that promotes the shareholders' best interests.  In determining how to vote proxies, Advisor and the Sub-Advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds' Prospectus, and shall vote in a manner not inconsistent with those moral considerations.  Advisor and the Sub-Advisors will not subordinate the economic interests of the Funds' shareholders to their own interests or to that of any other entity or interested party.  In the event that a conflict of interest arises between Advisor or a Sub-Advisor and a Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor's Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com.  A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov.   A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting Timothy Plan on its website.

CLASS I SHARE STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	June 20, 2013

PART C. OTHER INFORMATION

Item 28.	Exhibits.

(a)	Articles of Incorporation - Agreement and Declaration of Trust, filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b)	By-Laws - filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders – See Declaration of Trust, filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and incorporated herein by reference.

(d)	Investment Advisory Contracts.

(1)
Registrant's Form of Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)
Registrant's Form of Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)
Registrant's Form of Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is hereby incorporated by reference.

(4)
Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 8, is hereby incorporated by reference.

(5)
Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(6)
Registrant's Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Strategic Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(7)
Registrant's Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Conservative Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated  by reference.

(8)
Registrant's Form of Sub-Investment Advisory Agreement dated March 1, 2005 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(9)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2006 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Small-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(10)
Registrant's Form of Sub-Investment Advisory Agreement dated July 1, 2004 with Timothy Partners, Ltd. and Barrow, Hanley, Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income and Money Market Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(11)
Registrant's Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney, on behalf of the Timothy Plan High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(12)
Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd on behalf of the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(13)
Registrant's Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(14)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Aggressive Growth Fund, which was filed as an Exhibit to Registrant's Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(15)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Large/Mid Cap Growth Fund, which was filed as an Exhibit to Registrant's Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(16)
Registrant's Form of Investment Advisory Agreement dated August 6, 2009 with Timothy Partners, Ltd. on behalf of the Timothy Plan Defensive Strategies  Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(17)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Delaware Management Business Trust, on behalf of the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant's Definitive Proxy on Form N-14 on June 22, 2010, is hereby incorporated by reference.

(18)
Registrant's Form of Amendment to the Investment Advisory Agreement dated October 11, 2011 with Timothy Partners, Ltd., on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(19)
Registrant's Form of Investment Sub-Advisory Agreement dated October 11, 2011, with Eagle Global Advisors, on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(20)
Registrant's Form of Amendment to the Investment Advisory Agreement dated November 18, 2012 with Timothy Partners, Ltd on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(21)
Registrant's Form of Sub-Advisory Agreement, dated November 30, 2012, with Brandes Investment Partners, LP, on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

e.	Underwriting Contracts

(1)	Form of Registrant's Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is hereby incorporated by reference.

(2)
Form of Registrant’s Amendment to Underwriting Agreement dated May 1, 2004 with Timothy Partners Ltd. on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(3)
Form of Registrant’s Amendment to Underwriting Agreement dated October 11, 2011 with Timothy Partners Ltd. on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(4)
Form of Registrant’s Amendment to Underwriting Agreement dated October 31, 2012 with Timothy Partners Ltd. on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

f.	Bonus or Profit Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Form of Custodian Agreement - which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

h.	Other Material Contracts

(1)
Form of Registrant's Amendment dated May 1, 1996 to Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)
Form of Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)
Form of Registrant's Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(5)	Powers of Attorney, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 20, are hereby incorporated by reference.

(6)
Form of Registrant's Mutual Fund Services Agreement with Unified Fund Services, Inc., dated December 4, 2006, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(7)
Form of Registrant's Mutual Fund Services Agreement with Gemini Fund Services, Inc., dated August 5, 2011, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

i.	Opinion and Consent of Counsel – Opinion and Consent of David Jones, Esq.,- filed herein as Exhibit 99I.

j.	Other Opinions- Consent of Independent Registered Public Accounting Firm,- Not Applicable.

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements -

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant's Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(3)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment No. 18, is hereby incorporated herein by reference.

(5)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(6)
Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(4)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(5)
Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(6)
Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(7)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(8)
Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(9)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

n.	Rule 18f-3 Plan –

(1)	Registrant's Multiple Class Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics –

(1)
Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(2)
Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(3)	Form of Code of Ethics of Chartwell Investment Partners, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(4)	Form of Code of Ethics of Delaware Management Company, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(5)	Form of Code of Ethics of Eagle Global Advisors, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(6)
Form of Code of Ethics of Jefferies Asset Management Company, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(7)	Form of Code of Ethics of Westwood Management Corp., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(8)	Form of Code of Ethics of Brandes Investment Partners, LP, will be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

See "General Information - Holders of more than 5% of Each Fund's Shares" in the Statement of Additional Information dated January 30, 2013.

Item 30.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer's or Trustee's office with the Trust. Further no indemnification shall be made:

(a)           In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b)           In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)           Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a)           A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b)           A written opinion by an independent legal counsel; or

(c)           The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a)           That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

 (b)           That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. ("TPL") serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the FINRA's IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 32.	Principal Underwriter.

(a)           Timothy Partners, Ltd. ("TPL") is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b)           The table below sets forth certain information as to the Underwriter's directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Mailtand Center Commons Maitland, FL 32751	President of TPL	Chairman, President and Treasurer

(c)           None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust's custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant's administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska  68137.

Item 34.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the "Trust") hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on June 20, 2013.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

           Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	June 20, 2013
/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	June 20, 2013
/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	June 20, 2013
/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	June 20, 2013
/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	June 20, 2013
/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	June 20, 2013
/s/ Alan M. Ross* ALAN M. ROSS	Trustee	June 20, 2013
/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	June 20, 2013
/s/ Kenneth Blackwell* KENNETH BLACKWELL	Trustee	June 20, 2013
/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	June 20, 2013
/s/ John C. Mulder* JOHN C. MULDER	Trustee	June 20, 2013
/s/ Patrice Tsague* PATRICE TSAGUE	Trustee	June 20, 2013

*  By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

EXHIBIT INDEX

Exhibit 99I-                      Opinion and Consent of Counsel